UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/24

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement US Small Cap Equity Select Portfolio

Service Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Retirement US Small Cap Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$118	1.12%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector detracted from relative performance. Detractors included DoubleVerify. The position was sold during the period.

  Stock selection in industrials including a position in Hudson Technologies detracted from performance.

  Stock selection in the energy sector, including a position in Antero, contributed to relative performance.

  Stock selection in financials, including a position in StepStone, contributed to relative performance.

Portfolio Performance

	Service Shares	Russell 3000 Index	Russell 2000 Index
12/14	$10,000	$10,000	$10,000
01/15	$9,707	$9,722	$9,678
02/15	$10,452	$10,285	$10,253
03/15	$10,611	$10,180	$10,431
04/15	$10,452	$10,226	$10,165
05/15	$10,623	$10,368	$10,397
06/15	$10,623	$10,194	$10,475
07/15	$10,477	$10,365	$10,354
08/15	$9,837	$9,739	$9,703
09/15	$9,469	$9,455	$9,227
10/15	$9,888	$10,202	$9,746
11/15	$10,219	$10,258	$10,063
12/15	$9,762	$10,048	$9,558
01/16	$9,009	$9,481	$8,718
02/16	$9,114	$9,478	$8,718
03/16	$9,775	$10,145	$9,413
04/16	$9,788	$10,208	$9,561
05/16	$9,894	$10,391	$9,776
06/16	$9,748	$10,412	$9,771
07/16	$10,237	$10,825	$10,354
08/16	$10,352	$10,853	$10,537
09/16	$10,310	$10,870	$10,654
10/16	$10,115	$10,635	$10,148
11/16	$10,967	$11,111	$11,279
12/16	$11,302	$11,327	$11,595
01/17	$11,274	$11,541	$11,641
02/17	$11,512	$11,970	$11,865
03/17	$11,442	$11,978	$11,881
04/17	$11,414	$12,105	$12,011
05/17	$11,568	$12,229	$11,767
06/17	$11,777	$12,339	$12,175
07/17	$11,805	$12,572	$12,265
08/17	$11,705	$12,596	$12,109
09/17	$12,277	$12,903	$12,865
10/17	$12,453	$13,185	$12,974
11/17	$12,819	$13,585	$13,348
12/17	$12,878	$13,721	$13,294
01/18	$13,157	$14,444	$13,641
02/18	$12,600	$13,912	$13,113
03/18	$12,708	$13,633	$13,282
04/18	$12,925	$13,684	$13,397
05/18	$13,280	$14,071	$14,210
06/18	$13,389	$14,163	$14,312
07/18	$13,729	$14,633	$14,561
08/18	$14,062	$15,147	$15,189
09/18	$13,819	$15,172	$14,823
10/18	$12,211	$14,054	$13,213
11/18	$12,584	$14,336	$13,423
12/18	$11,173	$13,002	$11,828
01/19	$12,315	$14,118	$13,159
02/19	$12,851	$14,614	$13,843
03/19	$12,765	$14,828	$13,554
04/19	$13,405	$15,420	$14,015
05/19	$12,574	$14,422	$12,924
06/19	$13,560	$15,435	$13,838
07/19	$13,681	$15,664	$13,919
08/19	$13,283	$15,345	$13,231
09/19	$13,776	$15,614	$13,506
10/19	$14,094	$15,950	$13,861
11/19	$14,235	$16,557	$14,432
12/19	$14,517	$17,035	$14,848
01/20	$14,217	$17,016	$14,371
02/20	$13,071	$15,623	$13,161
03/20	$10,019	$13,475	$10,301
04/20	$11,413	$15,259	$11,717
05/20	$12,118	$16,075	$12,480
06/20	$12,101	$16,443	$12,920
07/20	$12,665	$17,376	$13,278
08/20	$13,013	$18,635	$14,026
09/20	$12,517	$17,957	$13,557
10/20	$12,784	$17,569	$13,840
11/20	$14,613	$19,707	$16,391
12/20	$15,499	$20,593	$17,809
01/21	$15,690	$20,501	$18,705
02/21	$16,852	$21,142	$19,870
03/21	$17,395	$21,900	$20,069
04/21	$18,252	$23,029	$20,490
05/21	$18,271	$23,134	$20,533
06/21	$18,129	$23,705	$20,932
07/21	$17,805	$24,106	$20,176
08/21	$18,083	$24,793	$20,628
09/21	$17,568	$23,681	$20,020
10/21	$18,369	$25,282	$20,870
11/21	$17,568	$24,897	$20,000
12/21	$18,579	$25,878	$20,446
01/22	$17,577	$24,355	$18,478
02/22	$17,692	$23,742	$18,675
03/22	$17,644	$24,512	$18,907
04/22	$16,594	$22,312	$17,033
05/22	$16,566	$22,282	$17,059
06/22	$14,953	$20,418	$15,657
07/22	$16,461	$22,333	$17,292
08/22	$15,773	$21,500	$16,938
09/22	$14,417	$19,506	$15,314
10/22	$15,850	$21,106	$17,000
11/22	$16,617	$22,208	$17,398
12/22	$15,696	$20,907	$16,268
01/23	$16,963	$22,347	$17,855
02/23	$16,553	$21,825	$17,553
03/23	$15,991	$22,408	$16,714
04/23	$15,632	$22,647	$16,414
05/23	$15,133	$22,735	$16,262
06/23	$16,259	$24,288	$17,584
07/23	$17,065	$25,158	$18,660
08/23	$16,400	$24,673	$17,726
09/23	$15,671	$23,498	$16,683
10/23	$14,852	$22,875	$15,545
11/23	$15,901	$25,008	$16,952
12/23	$17,270	$26,334	$19,023
01/24	$16,899	$26,626	$18,283
02/24	$17,782	$28,067	$19,317
03/24	$18,460	$28,973	$20,009
04/24	$17,372	$27,698	$18,600
05/24	$18,153	$29,006	$19,534
06/24	$17,807	$29,905	$19,353
07/24	$18,792	$30,460	$21,319
08/24	$19,123	$31,123	$21,001
09/24	$19,375	$31,767	$21,148
10/24	$18,937	$31,534	$20,842
11/24	$20,583	$33,632	$23,128
12/24	$19,190	$32,604	$21,218

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service Shares	11.12%	5.74%	6.73%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio's broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$40,383,132
# of Portfolio Holdings	74
Portfolio Turnover Rate	98%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$216,247

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
StepStone Group, Inc., Class A	2.2%
Wintrust Financial Corp.	2.1%
Chefs' Warehouse, Inc.	2.1%
First American Financial Corp.	2.1%
DigitalOcean Holdings, Inc.	2.0%
Reinsurance Group of America, Inc.	1.9%
Antero Resources Corp.	1.9%
Zeta Global Holdings Corp., Class A	1.8%
Enovis Corp.	1.8%

Sector Allocation (% of Net Assets)

Financials	19.8%
Industrials	18.8%
Health Care	16.2%
Information Technology	13.7%
Consumer Discretionary	10.4%
Energy	5.5%
Communication Services	5.1%
Consumer Staples	4.7%
Real Estate	3.2%
Materials	1.9%
Other (includes Short-Term Investments)	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement Emerging Markets Equity Portfolio

Investor Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$119	1.15%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in Brazil, Korea, Mexico, and South Africa added value, as did favorable allocations to China.

  A lower-than-benchmark exposure to Taiwan and higher-than-benchmark exposure to Indonesia, Mexico, and Brazil hurt relative performance.

  Performance was helped by stock selection in the consumer staples, financials, and energy sectors. Contributing stocks included: Taiwan Semiconductor Manufacturing Company, China Construction Bank, Indus Towers, GALP and KB Financial.

  Stock selection in the communication services, industrials, and information technology sectors detracted from returns. Detracting stocks included: Vale, Banco do Brasil, Telekom Indonesia, CCR and Grupo Financiero Banorte.

Portfolio Performance

	Investor Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,949	$10,060
02/15	$10,172	$10,372
03/15	$9,818	$10,225
04/15	$10,502	$11,011
05/15	$10,111	$10,569
06/15	$9,909	$10,295
07/15	$9,387	$9,581
08/15	$8,477	$8,714
09/15	$8,040	$8,452
10/15	$8,589	$9,054
11/15	$8,385	$8,701
12/15	$8,010	$8,507
01/16	$7,798	$7,955
02/16	$7,654	$7,942
03/16	$8,733	$8,993
04/16	$9,007	$9,042
05/16	$8,661	$8,704
06/16	$9,167	$9,053
07/16	$9,601	$9,508
08/16	$9,732	$9,745
09/16	$9,975	$9,870
10/16	$10,042	$9,894
11/16	$9,483	$9,439
12/16	$9,702	$9,460
01/17	$10,198	$9,977
02/17	$10,486	$10,282
03/17	$10,753	$10,542
04/17	$10,941	$10,772
05/17	$11,030	$11,091
06/17	$10,978	$11,203
07/17	$11,574	$11,871
08/17	$11,802	$12,136
09/17	$11,708	$12,087
10/17	$11,981	$12,511
11/17	$11,944	$12,537
12/17	$12,431	$12,987
01/18	$13,439	$14,068
02/18	$12,842	$13,420
03/18	$12,671	$13,170
04/18	$12,303	$13,112
05/18	$11,466	$12,648
06/18	$10,944	$12,123
07/18	$11,264	$12,390
08/18	$10,675	$12,055
09/18	$10,766	$11,991
10/18	$10,200	$10,947
11/18	$10,525	$11,398
12/18	$10,154	$11,095
01/19	$11,313	$12,067
02/19	$10,963	$12,093
03/19	$10,903	$12,195
04/19	$11,154	$12,452
05/19	$10,657	$11,548
06/19	$11,214	$12,269
07/19	$10,979	$12,119
08/19	$10,407	$11,528
09/19	$10,787	$11,748
10/19	$11,207	$12,244
11/19	$11,201	$12,226
12/19	$12,018	$13,139
01/20	$11,290	$12,526
02/20	$10,506	$11,866
03/20	$8,360	$10,039
04/20	$8,933	$10,958
05/20	$9,110	$11,043
06/20	$9,364	$11,854
07/20	$9,844	$12,914
08/20	$9,727	$13,200
09/20	$9,573	$12,988
10/20	$9,556	$13,256
11/20	$10,944	$14,482
12/20	$11,894	$15,546
01/21	$11,905	$16,024
02/21	$12,150	$16,146
03/21	$12,491	$15,902
04/21	$12,622	$16,298
05/21	$13,282	$16,676
06/21	$13,191	$16,704
07/21	$12,662	$15,580
08/21	$13,002	$15,988
09/21	$12,624	$15,353
10/21	$12,641	$15,505
11/21	$12,089	$14,873
12/21	$12,583	$15,152
01/22	$12,851	$14,866
02/22	$12,275	$14,422
03/22	$12,077	$14,096
04/22	$11,426	$13,312
05/22	$11,810	$13,370
06/22	$10,658	$12,481
07/22	$10,781	$12,450
08/22	$10,653	$12,502
09/22	$9,529	$11,037
10/22	$9,644	$10,695
11/22	$10,997	$12,281
12/22	$10,701	$12,108
01/23	$11,667	$13,064
02/23	$11,250	$12,218
03/23	$11,552	$12,588
04/23	$11,661	$12,446
05/23	$11,401	$12,237
06/23	$12,132	$12,702
07/23	$12,645	$13,493
08/23	$12,095	$12,662
09/23	$11,980	$12,330
10/23	$11,744	$11,850
11/23	$12,579	$12,799
12/23	$13,121	$13,299
01/24	$12,662	$12,682
02/24	$13,229	$13,286
03/24	$13,439	$13,615
04/24	$13,522	$13,676
05/24	$13,853	$13,753
06/24	$14,210	$14,292
07/24	$14,338	$14,334
08/24	$14,723	$14,566
09/24	$15,575	$15,538
10/24	$14,644	$14,847
11/24	$14,307	$14,314
12/24	$14,129	$14,294

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor Shares	7.68%	3.29%	3.52%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$295,087,539
# of Portfolio Holdings	81
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,165,357

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.1%
MediaTek, Inc.	2.1%
Lenovo Group Ltd.	2.0%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%

Sector Allocation (% of Net Assets)

Financials	27.7%
Information Technology	17.9%
Consumer Discretionary	10.5%
Communication Services	9.8%
Consumer Staples	8.3%
Materials	6.6%
Industrials	6.4%
Energy	6.0%
Health Care	3.9%
Utilities	1.8%
Other (includes Short-Term Investments)	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% of the average daily net assets of the Portfolio’s Investor Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement Emerging Markets Equity Portfolio

Service Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$145	1.40%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in Brazil, Korea, Mexico, and South Africa added value, as did favorable allocations to China.

  A lower-than-benchmark exposure to Taiwan and higher-than-benchmark exposure to Indonesia, Mexico, and Brazil hurt relative performance.

  Performance was helped by stock selection in the consumer staples, financials, and energy sectors. Contributing stocks included: Taiwan Semiconductor Manufacturing Company, China Construction Bank, Indus Towers, GALP and KB Financial.

  Stock selection in the communication services, industrials, and information technology sectors detracted from returns. Detracting stocks included: Vale, Banco do Brasil, Telekom Indonesia, CCR and Grupo Financiero Banorte.

Portfolio Performance

	Service Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,945	$10,060
02/15	$10,165	$10,372
03/15	$9,810	$10,225
04/15	$10,496	$11,011
05/15	$10,105	$10,569
06/15	$9,900	$10,295
07/15	$9,374	$9,581
08/15	$8,464	$8,714
09/15	$8,026	$8,452
10/15	$8,574	$9,054
11/15	$8,363	$8,701
12/15	$7,995	$8,507
01/16	$7,781	$7,955
02/16	$7,633	$7,942
03/16	$8,707	$8,993
04/16	$8,977	$9,042
05/16	$8,631	$8,704
06/16	$9,135	$9,053
07/16	$9,563	$9,508
08/16	$9,692	$9,745
09/16	$9,932	$9,870
10/16	$9,998	$9,894
11/16	$9,442	$9,439
12/16	$9,656	$9,460
01/17	$10,150	$9,977
02/17	$10,432	$10,282
03/17	$10,695	$10,542
04/17	$10,880	$10,772
05/17	$10,967	$11,091
06/17	$10,911	$11,203
07/17	$11,502	$11,871
08/17	$11,727	$12,136
09/17	$11,634	$12,087
10/17	$11,903	$12,511
11/17	$11,861	$12,537
12/17	$12,342	$12,987
01/18	$13,342	$14,068
02/18	$12,745	$13,420
03/18	$12,573	$13,170
04/18	$12,206	$13,112
05/18	$11,369	$12,648
06/18	$10,851	$12,123
07/18	$11,165	$12,390
08/18	$10,583	$12,055
09/18	$10,667	$11,991
10/18	$10,106	$10,947
11/18	$10,425	$11,398
12/18	$10,052	$11,095
01/19	$11,202	$12,067
02/19	$10,849	$12,093
03/19	$10,790	$12,195
04/19	$11,036	$12,452
05/19	$10,539	$11,548
06/19	$11,095	$12,269
07/19	$10,860	$12,119
08/19	$10,289	$11,528
09/19	$10,667	$11,748
10/19	$11,072	$12,244
11/19	$11,066	$12,226
12/19	$11,876	$13,139
01/20	$11,147	$12,526
02/20	$10,375	$11,866
03/20	$8,254	$10,039
04/20	$8,815	$10,958
05/20	$8,993	$11,043
06/20	$9,236	$11,854
07/20	$9,711	$12,914
08/20	$9,588	$13,200
09/20	$9,438	$12,988
10/20	$9,422	$13,256
11/20	$10,787	$14,482
12/20	$11,725	$15,546
01/21	$11,730	$16,024
02/21	$11,963	$16,146
03/21	$12,302	$15,902
04/21	$12,429	$16,298
05/21	$13,073	$16,676
06/21	$12,979	$16,704
07/21	$12,457	$15,580
08/21	$12,790	$15,988
09/21	$12,416	$15,353
10/21	$12,433	$15,505
11/21	$11,885	$14,873
12/21	$12,365	$15,152
01/22	$12,626	$14,866
02/22	$12,060	$14,422
03/22	$11,868	$14,096
04/22	$11,223	$13,312
05/22	$11,596	$13,370
06/22	$10,465	$12,481
07/22	$10,584	$12,450
08/22	$10,455	$12,502
09/22	$9,354	$11,037
10/22	$9,460	$10,695
11/22	$10,783	$12,281
12/22	$10,496	$12,108
01/23	$11,439	$13,064
02/23	$11,023	$12,218
03/23	$11,322	$12,588
04/23	$11,428	$12,446
05/23	$11,170	$12,237
06/23	$11,884	$12,702
07/23	$12,382	$13,493
08/23	$11,842	$12,662
09/23	$11,725	$12,330
10/23	$11,491	$11,850
11/23	$12,310	$12,799
12/23	$12,834	$13,299
01/24	$12,384	$12,682
02/24	$12,933	$13,286
03/24	$13,136	$13,615
04/24	$13,210	$13,676
05/24	$13,536	$13,753
06/24	$13,881	$14,292
07/24	$14,005	$14,334
08/24	$14,374	$14,566
09/24	$15,208	$15,538
10/24	$14,298	$14,847
11/24	$13,966	$14,314
12/24	$13,788	$14,294

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service Shares	7.43%	3.03%	3.26%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$295,087,539
# of Portfolio Holdings	81
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,165,357

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.1%
MediaTek, Inc.	2.1%
Lenovo Group Ltd.	2.0%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%

Sector Allocation (% of Net Assets)

Financials	27.7%
Information Technology	17.9%
Consumer Discretionary	10.5%
Communication Services	9.8%
Consumer Staples	8.3%
Materials	6.6%
Industrials	6.4%
Energy	6.0%
Health Care	3.9%
Utilities	1.8%
Other (includes Short-Term Investments)	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investor Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$94	0.90%

How did the Portfolio perform last year and what affected its performance?

  The allocation to the communication services sector detracted from relative performance, as did stock selection in Japan.

  Underweight positioning to the Chinese renminbi curve and overweight to the Brazilian real curve also hurt relative performance.

  An average overweight to equity versus fixed income relative to the GDMA benchmark contributed to performance.

  Within the equity allocation, underweight exposure to the materials sector and overweight exposure to Denmark, as well as stock selection in consumer staples and Canada, helped relative performance.

  Underweight positioning to bonds on the Japanese yen curve contributed to relative performance.

  Use of derivatives (currency forwards) for foreign exchange hedging purposes, marginally detracted from relative performance.

Portfolio Performance

	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
01/19	$10,551	$10,778	$10,465
02/19	$10,749	$11,102	$10,593
03/19	$10,870	$11,248	$10,728
04/19	$10,999	$11,647	$10,903
05/19	$10,672	$10,975	$10,662
06/19	$11,189	$11,698	$11,131
07/19	$11,197	$11,757	$11,144
08/19	$11,097	$11,516	$11,142
09/19	$11,157	$11,761	$11,205
10/19	$11,304	$12,060	$11,385
11/19	$11,494	$12,396	$11,500
12/19	$11,779	$12,768	$11,706
01/20	$11,736	$12,690	$11,745
02/20	$10,968	$11,618	$11,288
03/20	$9,975	$10,081	$10,414
04/20	$10,208	$11,182	$11,085
05/20	$10,424	$11,722	$11,377
06/20	$10,571	$12,033	$11,579
07/20	$10,950	$12,608	$12,041
08/20	$11,276	$13,450	$12,433
09/20	$11,083	$12,986	$12,197
10/20	$10,899	$12,587	$12,015
11/20	$11,549	$14,197	$12,893
12/20	$11,892	$14,799	$13,252
01/21	$11,760	$14,653	$13,128
02/21	$11,804	$15,028	$13,183
03/21	$11,997	$15,528	$13,276
04/21	$12,375	$16,250	$13,669
05/21	$12,542	$16,484	$13,831
06/21	$12,613	$16,730	$13,873
07/21	$12,859	$17,029	$14,090
08/21	$13,048	$17,453	$14,236
09/21	$12,569	$16,729	$13,815
10/21	$13,085	$17,676	$14,189
11/21	$12,904	$17,289	$14,013
12/21	$13,338	$18,027	$14,303
01/22	$12,705	$17,073	$13,778
02/22	$12,479	$16,641	$13,522
03/22	$12,370	$17,097	$13,502
04/22	$11,538	$15,676	$12,571
05/22	$11,584	$15,689	$12,593
06/22	$10,969	$14,330	$11,845
07/22	$11,421	$15,468	$12,441
08/22	$10,917	$14,822	$11,936
09/22	$10,205	$13,443	$11,074
10/22	$10,465	$14,408	$11,434
11/22	$11,119	$15,410	$12,100
12/22	$11,033	$14,755	$11,877
01/23	$11,456	$15,800	$12,492
02/23	$11,061	$15,420	$12,134
03/23	$11,398	$15,897	$12,514
04/23	$11,533	$16,175	$12,652
05/23	$11,264	$16,013	$12,465
06/23	$11,639	$16,982	$12,841
07/23	$11,812	$17,553	$13,102
08/23	$11,632	$17,133	$12,856
09/23	$11,194	$16,395	$12,390
10/23	$10,990	$15,919	$12,136
11/23	$11,744	$17,413	$13,011
12/23	$12,253	$18,267	$13,601
01/24	$12,304	$18,487	$13,588
02/24	$12,569	$19,271	$13,791
03/24	$12,864	$19,889	$14,050
04/24	$12,416	$19,151	$13,612
05/24	$12,844	$20,007	$14,005
06/24	$12,926	$20,416	$14,139
07/24	$13,262	$20,776	$14,459
08/24	$13,618	$21,325	$14,821
09/24	$13,781	$21,715	$15,083
10/24	$13,414	$21,285	$14,681
11/24	$13,720	$22,261	$15,043
12/24	$13,313	$21,681	$14,685

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	8.65%	2.48%	4.88%
MSCI World Index	18.67%	11.17%	13.75%
GDMA Index	8.12%	4.66%	6.60%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$219,243,258
# of Portfolio Holdings	502
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,448,793

Top 10 Holdings (% of Net Assets)

Apple, Inc.	2.7%
NVIDIA Corp.	2.4%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds 1.750% due 08/15/41	1.4%
Meta Platforms, Inc., Class A	1.4%
Microsoft Corp.	1.3%
iShares MSCI World ETF	1.3%
Alphabet, Inc., Class C	1.0%
Novartis AG	0.9%
U.S. Treasury Bonds 3.625% due 02/15/53	0.9%

Sector Allocation (% of Net Assets)

Sovereign Debt	20.7%
Information Technology	14.7%
Financials	14.5%
Industrials	8.6%
Consumer Staples	8.1%
Health Care	7.8%
Consumer Discretionary	7.4%
Communication Services	6.3%
U.S. Treasury Securities	3.0%
Utilities	2.0%
Other (includes Short-Term Investments)	6.9%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.80% to 0.75% of the Portfolio’s average daily net assets.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Service Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$110	1.05%

How did the Portfolio perform last year and what affected its performance?

  The allocation to the communication services sector detracted from relative performance, as did stock selection in Japan.

  Underweight positioning to the Chinese renminbi curve and overweight to the Brazilian real curve also hurt relative performance.

  An average overweight to equity versus fixed income relative to the GDMA benchmark contributed to performance.

  Within the equity allocation, underweight exposure to the materials sector and overweight exposure to Denmark, as well as stock selection in consumer staples and Canada, helped relative performance.

  Underweight positioning to bonds on the Japanese yen curve contributed to relative performance.

  Use of derivatives (currency forwards) for foreign exchange hedging purposes, marginally detracted from relative performance.

Portfolio Performance

	Service Shares	MSCI World Index	GDMA Index
12/14	$10,000	$10,000	$10,000
01/15	$9,831	$9,819	$9,901
02/15	$10,253	$10,394	$10,151
03/15	$10,101	$10,231	$10,023
04/15	$10,304	$10,472	$10,193
05/15	$10,295	$10,507	$10,120
06/15	$10,143	$10,262	$9,980
07/15	$10,287	$10,446	$10,081
08/15	$9,770	$9,755	$9,753
09/15	$9,634	$9,395	$9,598
10/15	$10,084	$10,139	$9,989
11/15	$10,042	$10,088	$9,881
12/15	$9,956	$9,910	$9,821
01/16	$9,636	$9,318	$9,569
02/16	$9,584	$9,249	$9,640
03/16	$10,103	$9,877	$10,098
04/16	$10,180	$10,033	$10,257
05/16	$10,172	$10,089	$10,217
06/16	$10,206	$9,976	$10,309
07/16	$10,492	$10,397	$10,566
08/16	$10,406	$10,405	$10,545
09/16	$10,476	$10,461	$10,602
10/16	$10,215	$10,258	$10,352
11/16	$10,154	$10,405	$10,221
12/16	$10,284	$10,654	$10,320
01/17	$10,510	$10,911	$10,502
02/17	$10,754	$11,213	$10,672
03/17	$10,867	$11,333	$10,738
04/17	$11,050	$11,501	$10,877
05/17	$11,267	$11,745	$11,076
06/17	$11,294	$11,789	$11,093
07/17	$11,555	$12,071	$11,319
08/17	$11,624	$12,088	$11,383
09/17	$11,808	$12,359	$11,459
10/17	$11,991	$12,592	$11,546
11/17	$12,271	$12,865	$11,735
12/17	$12,395	$13,039	$11,835
01/18	$12,928	$13,728	$12,218
02/18	$12,441	$13,159	$11,911
03/18	$12,340	$12,872	$11,844
04/18	$12,331	$13,020	$11,817
05/18	$12,386	$13,102	$11,810
06/18	$12,322	$13,096	$11,781
07/18	$12,607	$13,504	$11,955
08/18	$12,743	$13,672	$12,035
09/18	$12,770	$13,748	$12,017
10/18	$12,014	$12,739	$11,509
11/18	$12,125	$12,885	$11,591
12/18	$11,581	$11,905	$11,268
01/19	$12,220	$12,832	$11,792
02/19	$12,449	$13,218	$11,936
03/19	$12,589	$13,391	$12,089
04/19	$12,739	$13,866	$12,286
05/19	$12,359	$13,066	$12,014
06/19	$12,958	$13,927	$12,543
07/19	$12,968	$13,997	$12,557
08/19	$12,852	$13,710	$12,555
09/19	$12,932	$14,002	$12,626
10/19	$13,092	$14,358	$12,829
11/19	$13,312	$14,758	$12,959
12/19	$13,641	$15,201	$13,190
01/20	$13,581	$15,108	$13,234
02/20	$12,702	$13,832	$12,719
03/20	$11,543	$12,002	$11,735
04/20	$11,813	$13,312	$12,490
05/20	$12,062	$13,955	$12,820
06/20	$12,232	$14,325	$13,047
07/20	$12,672	$15,010	$13,568
08/20	$13,040	$16,013	$14,010
09/20	$12,817	$15,460	$13,744
10/20	$12,603	$14,985	$13,539
11/20	$13,345	$16,902	$14,527
12/20	$13,752	$17,619	$14,933
01/21	$13,599	$17,444	$14,793
02/21	$13,640	$17,891	$14,855
03/21	$13,864	$18,487	$14,959
04/21	$14,301	$19,346	$15,402
05/21	$14,494	$19,625	$15,585
06/21	$14,575	$19,917	$15,632
07/21	$14,849	$20,274	$15,876
08/21	$15,069	$20,779	$16,041
09/21	$14,504	$19,916	$15,567
10/21	$15,111	$21,044	$15,988
11/21	$14,891	$20,583	$15,790
12/21	$15,393	$21,462	$16,117
01/22	$14,661	$20,326	$15,526
02/22	$14,400	$19,812	$15,237
03/22	$14,274	$20,355	$15,214
04/22	$13,312	$18,663	$14,165
05/22	$13,364	$18,678	$14,190
06/22	$12,653	$17,061	$13,347
07/22	$13,176	$18,415	$14,019
08/22	$12,585	$17,646	$13,449
09/22	$11,762	$16,005	$12,479
10/22	$12,063	$17,154	$12,884
11/22	$12,807	$18,346	$13,635
12/22	$12,719	$17,566	$13,383
01/23	$13,197	$18,810	$14,076
02/23	$12,752	$18,358	$13,673
03/23	$13,130	$18,926	$14,101
04/23	$13,286	$19,257	$14,256
05/23	$12,974	$19,064	$14,045
06/23	$13,397	$20,218	$14,469
07/23	$13,608	$20,897	$14,763
08/23	$13,388	$20,398	$14,486
09/23	$12,882	$19,518	$13,961
10/23	$12,659	$18,952	$13,675
11/23	$13,517	$20,730	$14,661
12/23	$14,094	$21,748	$15,325
01/24	$14,153	$22,009	$15,311
02/24	$14,458	$22,942	$15,540
03/24	$14,800	$23,679	$15,832
04/24	$14,282	$22,800	$15,338
05/24	$14,776	$23,819	$15,781
06/24	$14,870	$24,306	$15,932
07/24	$15,258	$24,734	$16,293
08/24	$15,658	$25,388	$16,701
09/24	$15,835	$25,853	$16,996
10/24	$15,411	$25,340	$16,542
11/24	$15,776	$26,503	$16,950
12/24	$15,306	$25,812	$16,547

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service Shares	8.60%	2.33%	4.35%
MSCI World Index	18.67%	11.17%	9.95%
GDMA Index	8.12%	4.66%	5.17%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$219,243,258
# of Portfolio Holdings	502
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,448,793

Top 10 Holdings (% of Net Assets)

Apple, Inc.	2.7%
NVIDIA Corp.	2.4%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds 1.750% due 08/15/41	1.4%
Meta Platforms, Inc., Class A	1.4%
Microsoft Corp.	1.3%
iShares MSCI World ETF	1.3%
Alphabet, Inc., Class C	1.0%
Novartis AG	0.9%
U.S. Treasury Bonds 3.625% due 02/15/53	0.9%

Sector Allocation (% of Net Assets)

Sovereign Debt	20.7%
Information Technology	14.7%
Financials	14.5%
Industrials	8.6%
Consumer Staples	8.1%
Health Care	7.8%
Consumer Discretionary	7.4%
Communication Services	6.3%
U.S. Treasury Securities	3.0%
Utilities	2.0%
Other (includes Short-Term Investments)	6.9%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.80% to 0.75% of the Portfolio’s average daily net assets.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement International Equity Portfolio

Service Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$112	1.09%

How did the Portfolio perform last year and what affected its performance?

   Within the consumer discretionary sector, stock selection within apparel contributed to relative returns. Contributors included: Asics and Gildan Activewear.

  Stock selection in the information technology sector contributed to relative returns, including a position in Taiwan Semiconductor Manufacturing Company.

  Within the financials sector, stock selection in, and lower-than-index exposure to banks, detracted from relative returns. Detractors included emerging markets stock Itau Unibanco.

Portfolio Performance

	Service Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$10,000	$10,049
02/15	$10,680	$10,650
03/15	$10,576	$10,488
04/15	$10,944	$10,916
05/15	$10,992	$10,860
06/15	$10,808	$10,553
07/15	$11,032	$10,772
08/15	$10,309	$9,980
09/15	$9,899	$9,473
10/15	$10,453	$10,213
11/15	$10,421	$10,054
12/15	$10,175	$9,918
01/16	$9,678	$9,201
02/16	$9,429	$9,033
03/16	$10,092	$9,620
04/16	$10,208	$9,899
05/16	$10,208	$9,809
06/16	$9,918	$9,480
07/16	$10,150	$9,960
08/16	$10,045	$9,967
09/16	$10,228	$10,090
10/16	$9,754	$9,883
11/16	$9,571	$9,686
12/16	$9,739	$10,018
01/17	$9,873	$10,308
02/17	$9,983	$10,455
03/17	$10,269	$10,743
04/17	$10,563	$11,016
05/17	$10,959	$11,420
06/17	$10,892	$11,400
07/17	$11,254	$11,728
08/17	$11,211	$11,723
09/17	$11,416	$12,015
10/17	$11,595	$12,198
11/17	$11,774	$12,326
12/17	$11,913	$12,524
01/18	$12,508	$13,152
02/18	$11,836	$12,558
03/18	$11,869	$12,332
04/18	$11,880	$12,613
05/18	$11,715	$12,330
06/18	$11,561	$12,179
07/18	$11,737	$12,479
08/18	$11,515	$12,238
09/18	$11,636	$12,344
10/18	$10,777	$11,362
11/18	$10,766	$11,347
12/18	$10,256	$10,797
01/19	$10,829	$11,506
02/19	$11,198	$11,800
03/19	$11,282	$11,874
04/19	$11,604	$12,208
05/19	$11,222	$11,621
06/19	$11,854	$12,311
07/19	$11,616	$12,155
08/19	$11,369	$11,840
09/19	$11,657	$12,180
10/19	$11,896	$12,617
11/19	$11,992	$12,759
12/19	$12,411	$13,174
01/20	$12,183	$12,899
02/20	$11,286	$11,733
03/20	$9,526	$10,166
04/20	$10,077	$10,823
05/20	$10,603	$11,294
06/20	$10,891	$11,678
07/20	$11,333	$11,950
08/20	$11,940	$12,564
09/20	$11,675	$12,238
10/20	$11,156	$11,749
11/20	$12,801	$13,570
12/20	$13,433	$14,201
01/21	$13,142	$14,050
02/21	$13,319	$14,364
03/21	$13,661	$14,695
04/21	$14,129	$15,137
05/21	$14,458	$15,630
06/21	$14,167	$15,454
07/21	$14,243	$15,570
08/21	$14,604	$15,844
09/21	$14,165	$15,384
10/21	$14,527	$15,763
11/21	$13,713	$15,030
12/21	$14,217	$15,799
01/22	$13,661	$15,036
02/22	$13,441	$14,770
03/22	$13,247	$14,865
04/22	$12,446	$13,903
05/22	$12,782	$14,007
06/22	$11,748	$12,707
07/22	$12,201	$13,340
08/22	$11,505	$12,706
09/22	$10,457	$11,518
10/22	$10,958	$12,138
11/22	$12,250	$13,505
12/22	$12,083	$13,516
01/23	$13,177	$14,610
02/23	$12,767	$14,305
03/23	$13,132	$14,660
04/23	$13,314	$15,073
05/23	$12,812	$14,436
06/23	$13,633	$15,092
07/23	$13,892	$15,581
08/23	$13,401	$14,985
09/23	$12,877	$14,472
10/23	$12,461	$13,886
11/23	$13,555	$15,175
12/23	$14,002	$15,980
01/24	$13,878	$16,073
02/24	$14,371	$16,367
03/24	$14,880	$16,906
04/24	$14,356	$16,473
05/24	$15,080	$17,110
06/24	$14,741	$16,840
07/24	$15,388	$17,334
08/24	$16,044	$17,897
09/24	$16,203	$18,063
10/24	$15,186	$17,080
11/24	$15,171	$16,983
12/24	$14,789	$16,597

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service Shares	5.63%	3.57%	3.99%
MSCI EAFE Index	3.82%	4.73%	5.20%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$100,904,612
# of Portfolio Holdings	78
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$716,974

Top 10 Holdings (% of Net Assets)

RELX PLC	3.7%
Unilever PLC	2.8%
Mizuho Financial Group, Inc.	2.0%
3i Group PLC	1.9%
ABB Ltd.	1.8%
Bureau Veritas SA	1.8%
Gildan Activewear, Inc.	1.7%
NEC Corp.	1.7%
Roche Holding AG	1.6%
Aon PLC, Class A	1.6%

Sector Allocation (% of Net Assets)

Industrials	22.4%
Financials	19.0%
Consumer Discretionary	14.6%
Information Technology	11.4%
Consumer Staples	9.0%
Health Care	7.9%
Materials	5.9%
Communication Services	2.9%
Utilities	2.6%
Energy	1.5%
Other (includes Short-Term Investments)	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “CEO/CFO Code of Ethics”). The Registrant has posted its CEO/CFO Code of Ethics on its Internet website at https://www.lazardassetmanagement.com/codeofethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors (the “Board”) has determined that Robert M. Solmson and Nancy A. Eckl, members of the Audit Committee of the Board, are audit committee financial experts as defined by the Securities and Exchange Commission (the “SEC”). Mr. Solmson and Ms. Eckl are “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $143,960 in 2023 and $148,350 in 2024 (plus expenses in each case).

(b) Audit-Related Fees. There were no fees billed in the Reporting Periods by the Auditor to the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services provided by the Auditor to Lazard Asset Management LLC, the Registrant’s investment manager (“Lazard”) and any entity controlling, controlled by or under common control with Lazard that provides ongoing services to the Registrant (“Service Affiliates”) that were reasonably related to the performance of the annual audit of the Service Affiliate which required pre-approval by the Audit Committee were $368,560 in 2023 and $381,330 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods by the Auditor to the Registrant for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $27,518 in 2023 and $ 14,135 in 2024. These Tax Services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. Additionally, the aggregate fees billed related to European Union tax reclaim filing services rendered by the Auditor were $78,108 in 2023 and $38,241 in 2024.

The aggregate fees billed in the Reporting Periods for Tax Services provided by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above.

There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above, which required pre-approval by the Audit Committee.

(e) Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures (the “Policy”) for pre-approval of the Auditor’s engagements for services to the Registrant and Service Affiliates. The Policy states that the Registrant’s Audit Committee or the Chair of the Audit Committee (pursuant to delegated authority from the Audit Committee) pre-approves the Auditor’s engagements for audit and non-audit services to the Registrant and, as required, non-audit services to Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor’s independence. The Audit Committee Chair must report any pre-approval decisions he or she makes at the next scheduled Audit Committee meeting. There were no services provided by the Auditor to either the Registrant or Service Affiliates that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Reporting Periods.

(f) None.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and Service Affiliates for the Reporting Periods were $1,309,430 in 2023 and $838,917 in 2024.

(h) Auditor Independence. The Audit Committee considered whether provision of non-audit services to Service Affiliates that were not required to be pre-approved is compatible with maintaining the Auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Retirement Series

Annual Financial Statements

December 31, 2024

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small Cap Equity Select Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	Portfolio Holdings Presented by Asset Class/Sector (unaudited) (N-CSR Item 7)
3	Portfolios of Investments (N-CSR Item 7)
3	Lazard Retirement Emerging Markets Equity Portfolio
7	Lazard Retirement Global Dynamic Multi-Asset Portfolio
33	Lazard Retirement International Equity Portfolio
38	Lazard Retirement US Small Cap Equity Select Portfolio
43	Notes to Portfolios of Investments (N-CSR Item 7)
46	Statements of Assets and Liabilities (N-CSR Item 7)
48	Statements of Operations (N-CSR Item 7)
50	Statements of Changes in Net Assets (N-CSR Item 7)
53	Financial Highlights (N-CSR Item 7)
62	Notes to Financial Statements (N-CSR Item 7)
88	Report of Independent Registered Public Accounting Firm
90	Tax and Other Information (unaudited)
92	Additional Information (N-CSR Item 8-11)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Annual Financial Statements   1

Lazard Retirement Series, Inc. Portfolio Holdings Presented by Asset Class/Sector December 31, 2024 (unaudited)

Asset Class/Sector*	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio**	Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

Equity
Communication Services	9.7%	6.5%	2.9%	5.0%
Consumer Discretionary	10.5	7.5	14.8	10.4
Consumer Staples	8.3	8.2	9.2	4.7
Energy	6.0	1.6	1.5	5.5
Financials	27.7	14.8	19.2	19.8
Health Care	3.9	8.0	8.0	16.2
Industrials	6.4	8.8	22.8	18.8
Information Technology	18.0	15.0	11.5	13.7
Materials	6.6	1.4	6.0	1.8
Real Estate	—	0.5	1.3	3.2
Utilities	1.8	2.1	2.6	—
Sovereign Debt	—	20.8	—	—
U.S. Municipal Bonds	—	0.9	—	—
U.S. Treasury Securities	—	3.0	—	—
Short-Term Investments	1.1	0.9	0.2	0.9
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
**	The sector breakdown includes the underlying holdings of exchange-traded funds held by the Portfolio.

2   Annual Financial Statements

Lazard Retirement Series, Inc. Portfolios of Investments
December 31, 2024

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 98.8%

Brazil | 9.8%
Banco do Brasil SA	1,195,404	$4,605,903
BB Seguridade Participacoes SA	1,023,800	5,985,530
CCR SA	1,314,350	2,163,350
Engie Brasil Energia SA	345,698	1,992,055
Petroleo Brasileiro SA ADR	404,026	5,195,774
PRIO SA	384,400	2,521,674
Vale SA ADR	423,969	3,760,605
Vibra Energia SA	940,700	2,716,868
		28,941,759

Chile | 0.6%
Sociedad Quimica y Minera de Chile SA ADR	45,018	1,636,855

China | 29.0%
Alibaba Group Holding Ltd. ADR	66,039	5,599,447
Anhui Conch Cement Co. Ltd., Class H	1,347,375	3,460,940
China Construction Bank Corp., Class H	12,358,038	10,277,035
China Medical System Holdings Ltd.	2,835,000	2,757,954
China Merchants Bank Co. Ltd., Class H	943,237	4,832,389
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,329,900	2,739,312
ENN Natural Gas Co. Ltd., Class A	1,134,720	3,365,746
Gree Electric Appliances, Inc. of Zhuhai, Class A	373,798	2,323,955
Hengan International Group Co. Ltd.	1,050,027	3,035,395
Huayu Automotive Systems Co. Ltd., Class A	1,101,296	2,654,307
JD.com, Inc. ADR	100,926	3,499,104
Lenovo Group Ltd.	4,638,000	6,019,893
Midea Group Co. Ltd., Class A	397,100	4,086,568
NetEase, Inc. ADR	65,455	5,839,241
Ping An Insurance Group Co. of China Ltd., Class H	783,000	4,608,522
Sinopharm Group Co. Ltd., Class H	2,163,997	5,935,202
Tencent Holdings Ltd.	57,000	3,046,153
Tingyi Cayman Islands Holding Corp.	3,830,000	5,022,177
Want Want China Holdings Ltd.	4,076,000	2,379,179
Weichai Power Co. Ltd., Class H	2,583,958	3,954,620
		85,437,139

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   3

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Egypt | 0.8%
Commercial International Bank - Egypt (CIB) GDR	1,554,679	$2,304,012

Greece | 2.8%
Metlen Energy & Metals SA	68,317	2,372,136
National Bank of Greece SA	461,534	3,651,424
OPAP SA	136,849	2,225,573
		8,249,133

Hong Kong | 0.7%
ASMPT Ltd.	224,788	2,171,385

Hungary | 3.4%
MOL Hungarian Oil & Gas PLC	435,152	2,991,600
OTP Bank Nyrt	126,421	6,903,492
		9,895,092

India | 4.8%
Axis Bank Ltd.	197,477	2,452,567
Indus Towers Ltd. (*)	1,626,848	6,484,216
Tata Consultancy Services Ltd.	49,065	2,340,361
UPL Ltd.	481,788	2,819,358
		14,096,502

Indonesia | 4.4%
Astra International Tbk. PT	11,195,504	3,397,639
Bank Mandiri Persero Tbk. PT	9,026,860	3,177,724
Telkom Indonesia Persero Tbk. PT ADR	246,443	4,053,987
United Tractors Tbk. PT	1,482,900	2,465,507
		13,094,857

Mexico | 6.8%
America Movil SAB de CV ADR	231,780	3,316,772
Cemex SAB de CV ADR	628,569	3,545,129
Grupo Aeroportuario del Pacifico SAB de CV ADR	17,355	3,036,951
Grupo Financiero Banorte SAB de CV, Class O	582,965	3,745,615

The accompanying notes are an integral part of these financial statements.

4   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Grupo Mexico SAB de CV, Series B	437,472	$2,075,637
Kimberly-Clark de Mexico SAB de CV, Class A	1,668,689	2,352,859
Ternium SA ADR	71,559	2,080,936
		20,153,899

Peru | 0.8%
Credicorp Ltd.	12,638	2,316,798

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (¢)	1,580,119	1
		2

South Africa | 8.1%
Bidvest Group Ltd.	278,272	3,879,690
Life Healthcare Group Holdings Ltd.	3,246,015	2,820,728
Nedbank Group Ltd.	357,642	5,337,438
Sanlam Ltd.	912,121	4,196,935
Standard Bank Group Ltd.	379,150	4,454,936
Vodacom Group Ltd.	626,252	3,363,676
		24,053,403

South Korea | 9.4%
Coway Co. Ltd.	54,856	2,491,964
Hyundai Mobis Co. Ltd.	15,476	2,485,089
KB Financial Group, Inc.	94,853	5,379,593
Kia Corp.	43,017	2,915,545
KT Corp.	97,686	2,918,973
KT&G Corp.	29,868	2,159,171
Shinhan Financial Group Co. Ltd.	137,641	4,413,310
SK Hynix, Inc.	44,984	5,104,430
		27,868,075

Taiwan | 12.6%
ASE Technology Holding Co. Ltd.	1,299,000	6,376,468
Globalwafers Co. Ltd.	178,000	2,063,891
MediaTek, Inc.	142,000	6,097,039

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Novatek Microelectronics Corp.	248,000	$3,778,235
Taiwan Semiconductor Manufacturing Co. Ltd.	464,989	15,183,524
Yageo Corp.	231,993	3,809,027
		37,308,184

Thailand | 1.8%
Kasikornbank PCL	653,569	2,981,688
PTT Exploration & Production PCL (‡)	644,000	2,247,720
		5,229,408

Turkey | 0.9%
BIM Birlesik Magazalar AS	172,950	2,576,721

United Kingdom | 1.4%
Unilever PLC	75,083	4,255,031

United States | 0.7%
Schlumberger NV	57,741	2,213,790

Total Common Stocks (Cost $259,387,241)		291,802,045

Short-Term Investments | 1.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $3,126,099)	3,126,099	3,126,099

Total Investments | 99.9% (Cost $262,513,340)		$294,928,144

Cash and Other Assets in Excess of Liabilities | 0.1%		159,395

Net Assets | 100.0%		$295,087,539

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 60.4%

Australia | 0.8%
AGL Energy Ltd.	32,669	$228,373
Brambles Ltd.	4,234	50,334
Computershare Ltd. ADR	11,288	236,879
Evolution Mining Ltd.	16,338	48,909
Northern Star Resources Ltd.	29,765	285,623
Perseus Mining Ltd.	145,406	232,523
Qantas Airways Ltd. (*)	50,238	278,312
REA Group Ltd.	469	67,473
Westgold Resources Ltd.	122,326	215,478
		1,643,904

Bermuda | 0.2%
Hamilton Insurance Group Ltd., Class B (*)	19,666	374,244
RenaissanceRe Holdings Ltd.	464	115,448
		489,692

Brazil | 0.0%
MercadoLibre, Inc. (*)	52	88,423

Burkina Faso | 0.1%
IAMGOLD Corp. (*)	22,307	115,302

Canada | 2.3%
Agnico Eagle Mines Ltd.	1,252	97,951
CCL Industries, Inc., Class B	1,880	96,717
CGI, Inc.	1,355	148,259
Dollarama, Inc.	18,528	1,808,138
Enbridge, Inc.	11,140	472,817
Fairfax Financial Holdings Ltd.	439	610,804
Fortis, Inc.	2,911	120,960
Hydro One Ltd.	3,393	104,496
Kinross Gold Corp.	28,845	267,892
Loblaw Cos. Ltd.	3,187	419,413
Metro, Inc.	5,957	373,595

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Suncor Energy, Inc.	10,802	$385,579
Teekay Tankers Ltd., Class A	2,127	84,633
		4,991,254

China | 0.3%
BOC Hong Kong Holdings Ltd.	25,500	81,920
NXP Semiconductors NV	1,559	324,038
Yangzijiang Shipbuilding Holdings Ltd.	61,200	134,077
		540,035

Denmark | 0.3%
Carlsberg AS, Class B ADR	8,601	164,021
Jyske Bank AS	1,262	89,394
Novo Nordisk AS, Class B	3,408	293,317
		546,732

Finland | 0.1%
Kone OYJ ADR	7,674	186,785

France | 1.1%
BNP Paribas SA	11,342	694,625
Bureau Veritas SA ADR	3,137	189,099
EssilorLuxottica SA ADR	1,600	193,072
Gaztransport Et Technigaz SA	2,073	276,187
Legrand SA ADR	9,194	177,536
LVMH Moet Hennessy Louis Vuitton SE ADR	1,598	208,843
Orange SA	34,562	343,542
Pernod Ricard SA ADR	5,069	113,951
Societe Generale SA	6,228	174,377
TotalEnergies SE	2,405	133,643
		2,504,875

Germany | 0.3%
Commerzbank AG	10,368	168,868
Deutsche Bank AG	6,021	103,766
Siemens Energy AG (*)	5,510	287,516
TUI AG (*)	11,877	102,679
		662,829

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Hong Kong | 0.5%
AIA Group Ltd. ADR	4,970	$143,235
Henderson Land Development Co. Ltd.	33,000	100,047
HKT Trust & HKT Ltd.	63,000	77,874
Techtronic Industries Co. Ltd. ADR	5,546	363,873
WH Group Ltd.	456,500	353,993
		1,039,022

Ireland | 0.4%
Accenture PLC, Class A	1,898	667,697
AerCap Holdings NV	1,122	107,375
AIB Group PLC	17,644	97,376
Cimpress PLC (*)	1,141	81,833
		954,281

Israel | 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	91,111	130,024

Italy | 0.6%
Banco BPM SpA	29,063	235,060
BPER Banca SpA	26,388	167,579
Buzzi SpA	5,544	204,836
Ferrari NV	174	74,653
Telecom Italia SpA (*)	401,661	102,556
UniCredit SpA	10,340	412,819
		1,197,503

Japan | 3.7%
ABC-Mart, Inc.	3,700	74,559
Activia Properties, Inc. REIT	44	91,637
Central Japan Railway Co.	4,900	91,769
Daiichi Sankyo Co. Ltd.	3,300	90,708
East Japan Railway Co.	9,100	160,711
Electric Power Development Co. Ltd.	12,400	201,889
ENEOS Holdings, Inc.	9,800	50,929
FANUC Corp. ADR	14,398	187,750

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

FUJIFILM Holdings Corp.	3,400	$70,558
GS Yuasa Corp.	5,500	91,494
Gunma Bank Ltd.	13,400	89,689
Hachijuni Bank Ltd.	13,800	87,788
Inpex Corp.	7,800	97,698
Iwatani Corp.	8,100	92,638
Iyogin Holdings, Inc.	15,500	149,663
Japan Airlines Co. Ltd.	5,400	85,079
Japan Post Bank Co. Ltd.	29,800	283,159
Japan Post Holdings Co. Ltd.	90,600	851,816
KDDI Corp.	9,200	293,238
Kuraray Co. Ltd.	6,100	87,246
Kyoto Financial Group, Inc.	30,200	445,473
Lasertec Corp.	600	56,750
Leopalace21 Corp.	29,500	110,057
Mazda Motor Corp.	12,100	81,905
McDonald’s Holdings Co. Japan Ltd.	3,400	133,440
Mebuki Financial Group, Inc.	23,300	94,143
MEIJI Holdings Co. Ltd.	10,100	205,301
Mitsubishi Electric Corp.	12,900	218,640
Mitsui Mining & Smelting Co. Ltd.	3,300	96,451
Mizuho Financial Group, Inc. ADR	72,320	353,645
Modec, Inc.	11,200	238,200
MS&AD Insurance Group Holdings, Inc.	10,300	225,189
Nagoya Railroad Co. Ltd.	10,100	112,042
Namura Shipbuilding Co. Ltd.	9,300	101,258
NGK Insulators Ltd.	18,600	234,966
Nintendo Co. Ltd. ADR	19,082	279,170
Nippon Telegraph & Telephone Corp.	332,900	333,077
Osaka Gas Co. Ltd.	17,700	386,930
Panasonic Holdings Corp.	11,700	121,473
Shimano, Inc. ADR	8,818	117,985
Shizuoka Financial Group, Inc.	32,300	261,364
SoftBank Corp.	315,900	397,233
Taiheiyo Cement Corp.	4,500	101,337
Tokyo Electron Ltd.	1,100	166,695
Toyota Industries Corp.	1,300	104,594
		8,207,336

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Mexico | 0.0%
Fresnillo PLC	10,073	$78,498

Netherlands | 0.8%
Argenx SE ADR (*)	324	199,260
ASM International NV	477	271,484
EXOR NV	3,157	288,349
Koninklijke Ahold Delhaize NV	3,642	118,776
Koninklijke KPN NV	46,090	167,740
Wolters Kluwer NV	1,517	251,613
Wolters Kluwer NV ADR	2,982	492,269
		1,789,491

Norway | 0.1%
Kongsberg Gruppen ASA	1,180	132,734

Portugal | 0.0%
Galp Energia SGPS SA	5,147	85,327

Singapore | 0.2%
City Developments Ltd.	25,300	94,622
Jardine Cycle & Carriage Ltd.	4,700	97,522
Oversea-Chinese Banking Corp. Ltd.	6,800	83,039
Sea Ltd. ADR (*)	905	96,021
Singapore Exchange Ltd.	16,600	154,676
		525,880

Spain | 0.6%
Acciona SA	756	85,126
Banco Bilbao Vizcaya Argentaria SA	44,891	439,586
Banco Santander SA	31,038	143,562
Iberdrola SA	26,717	367,892
Industria de Diseno Textil SA ADR	11,445	291,962
		1,328,128

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Sweden | 0.3%
Assa Abloy AB ADR	13,318	$195,109
Boliden AB	2,300	64,401
Essity AB, Class B	4,479	119,752
Hexagon AB ADR	24,191	228,968
		608,230

Switzerland | 1.3%
ABB Ltd. ADR	9,020	484,464
Givaudan SA	34	148,998
Logitech International SA	2,495	205,058
Novartis AG	21,297	2,072,672
		2,911,192

Thailand | 0.0%
Fabrinet (*)	329	72,340

United Kingdom | 2.1%
AstraZeneca PLC	1,564	203,593
AstraZeneca PLC ADR	5,151	337,494
BAE Systems PLC	4,872	69,894
Barclays PLC	62,759	210,170
Coca-Cola Europacific Partners PLC	4,303	330,513
Diageo PLC ADR	3,756	477,500
Fidelis Insurance Holdings Ltd.	3,977	72,103
Global Ship Lease, Inc., Class A	5,564	121,462
Harbour Energy PLC	24,486	78,633
HSBC Holdings PLC	20,315	199,650
NatWest Group PLC	137,213	690,643
Reckitt Benckiser Group PLC	1,352	81,672
RELX PLC ADR	10,627	482,678
Rolls-Royce Holdings PLC (*)	14,879	105,863
Serco Group PLC	38,031	72,062
Standard Chartered PLC	36,252	446,581
Tesco PLC	14,499	66,740
Unilever PLC	2,789	157,948
Unilever PLC ADR	7,342	416,291
		4,621,490

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United States | 44.2%
3M Co.	5,626	$726,260
AbbVie, Inc.	783	139,139
Abercrombie & Fitch Co., Class A (*)	563	84,152
Adobe, Inc. (*)	740	329,063
ADT, Inc.	28,726	198,497
AES Corp.	18,064	232,484
Akamai Technologies, Inc. (*)	733	70,111
Alkermes PLC (*)	2,574	74,028
Allegion PLC	4,957	647,781
Allison Transmission Holdings, Inc.	6,330	684,020
Allstate Corp.	446	85,984
Alnylam Pharmaceuticals, Inc. (*)	298	70,122
Alphabet, Inc., Class C	11,194	2,131,785
Altria Group, Inc.	10,288	537,959
Amazon.com, Inc. (*)	17,713	3,886,055
American Electric Power Co., Inc.	4,592	423,520
American Express Co.	2,862	849,413
American Tower Corp. REIT	331	60,709
Amphenol Corp., Class A	5,974	414,894
Aon PLC, Class A	1,441	517,550
Appfolio, Inc., Class A (*)	441	108,804
Apple, Inc.	23,851	5,972,767
Applied Industrial Technologies, Inc.	385	92,196
Applied Materials, Inc.	561	91,235
AppLovin Corp., Class A (*)	804	260,359
AptarGroup, Inc.	471	73,994
Arista Networks, Inc. (*)	1,320	145,900
Assurant, Inc.	511	108,955
AT&T, Inc.	10,083	229,590
Atmos Energy Corp.	1,959	272,830
Automatic Data Processing, Inc.	745	218,084
Avery Dennison Corp.	925	173,095
Axis Capital Holdings Ltd.	5,467	484,486
Bank of America Corp.	7,615	334,679
Bank of New York Mellon Corp.	16,484	1,266,466
Becton Dickinson & Co.	326	73,960
Biogen, Inc. (*)	1,289	197,114

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

BJ’s Wholesale Club Holdings, Inc. (*)	873	$78,003
Booking Holdings, Inc.	134	665,768
Booz Allen Hamilton Holding Corp.	4,374	562,934
BorgWarner, Inc.	2,234	71,019
Boston Scientific Corp. (*)	3,216	287,253
Brinker International, Inc. (*)	1,758	232,566
Bristol-Myers Squibb Co.	3,613	204,351
Broadcom, Inc.	4,433	1,027,747
BRP, Inc.	2,546	129,515
CACI International, Inc., Class A (*)	232	93,742
Cadence Design Systems, Inc. (*)	1,261	378,880
Cal-Maine Foods, Inc.	2,353	242,171
Cardinal Health, Inc.	5,360	633,927
Carnival Corp. (*)	6,856	170,852
Carnival PLC ADR (*)	5,572	125,426
Caterpillar, Inc.	1,257	455,989
Cboe Global Markets, Inc.	1,607	314,008
Cencora, Inc.	5,027	1,129,466
Centene Corp. (*)	1,512	91,597
Charles Schwab Corp.	4,106	303,885
Chemed Corp.	251	132,980
Chevron Corp.	1,640	237,538
Chipotle Mexican Grill, Inc. (*)	987	59,516
Chord Energy Corp.	614	71,789
Chubb Ltd.	257	71,009
Church & Dwight Co., Inc.	2,307	241,566
Cigna Group	737	203,515
Cintas Corp.	601	109,803
Cirrus Logic, Inc. (*)	835	83,149
CME Group, Inc.	383	88,944
CMS Energy Corp.	1,293	86,178
Coca-Cola Co.	9,605	598,007
Cognizant Technology Solutions Corp., Class A	3,422	263,152
Colgate-Palmolive Co.	19,898	1,808,927
Comfort Systems USA, Inc.	196	83,116
CommVault Systems, Inc. (*)	610	92,055
Corpay, Inc. (*)	516	174,625

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Coterra Energy, Inc.	3,823	$97,639
CRH PLC	1,043	96,498
Curtiss-Wright Corp.	447	158,627
Danaher Corp.	1,757	403,319
Darden Restaurants, Inc.	702	131,056
Datadog, Inc., Class A (*)	2,436	348,080
DaVita, Inc. (*)	708	105,881
Deckers Outdoor Corp. (*)	1,089	221,165
Dell Technologies, Inc., Class C	1,942	223,796
Dine Brands Global, Inc.	3,047	91,715
DocuSign, Inc. (*)	3,493	314,160
Dominion Energy, Inc.	12,569	676,966
Dropbox, Inc., Class A (*)	5,218	156,749
Duke Energy Corp.	1,420	152,991
Eaton Corp. PLC	2,128	706,219
eBay, Inc.	1,981	122,723
Electronic Arts, Inc.	7,245	1,059,943
Eli Lilly & Co.	552	426,144
Encompass Health Corp.	1,506	139,079
Entergy Corp.	1,610	122,070
EOG Resources, Inc.	1,270	155,677
Equifax, Inc.	1,104	281,354
Equitable Holdings, Inc.	3,405	160,614
Everest Group Ltd.	408	147,884
Exelixis, Inc. (*)	3,172	105,628
F5, Inc. (*)	1,463	367,901
Fidelity National Information Services, Inc.	3,657	295,376
Fiserv, Inc. (*)	5,111	1,049,902
Fortinet, Inc. (*)	4,731	446,985
Frontdoor, Inc. (*)	1,798	98,297
Generac Holdings, Inc. (*)	588	91,169
General Mills, Inc.	4,898	312,345
Gilead Sciences, Inc.	5,446	503,047
Goldman Sachs Group, Inc.	1,619	927,072
GSK PLC	53,379	894,080
H&R Block, Inc.	1,547	81,743
Hartford Financial Services Group, Inc.	4,783	523,260
HCA Healthcare, Inc.	2,857	857,529

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Hewlett Packard Enterprise Co.	8,944	$190,954
Horace Mann Educators Corp.	2,622	102,861
ICF International, Inc.	932	111,104
Impinj, Inc. (*)	565	82,072
Ingredion, Inc.	1,119	153,930
Intercontinental Exchange, Inc.	2,970	442,560
International Business Machines Corp.	2,347	515,941
International Seaways, Inc.	2,590	93,085
Intuit, Inc.	375	235,687
Intuitive Surgical, Inc. (*)	192	100,216
IQVIA Holdings, Inc. (*)	1,818	357,255
Jackson Financial, Inc., Class A	3,695	321,761
Johnson & Johnson	1,654	239,201
JPMorgan Chase & Co.	3,246	778,099
Kimberly-Clark Corp.	9,954	1,304,372
KLA Corp.	356	224,323
Kroger Co.	3,314	202,651
Lam Research Corp.	1,104	79,742
Lockheed Martin Corp.	3,091	1,502,041
LPL Financial Holdings, Inc.	282	92,076
Marvell Technology, Inc.	2,320	256,244
Masco Corp.	732	53,121
MasterCard, Inc., Class A	2,833	1,491,773
Matador Resources Co.	1,007	56,654
Maximus, Inc.	2,227	166,246
McDonald’s Corp.	1,184	343,230
McKesson Corp.	236	134,499
Merck & Co., Inc.	12,993	1,292,544
Meta Platforms, Inc., Class A	5,159	3,020,646
Micron Technology, Inc.	3,402	286,312
Microsoft Corp.	6,911	2,912,986
Molson Coors Brewing Co., Class B	1,556	89,190
Monolithic Power Systems, Inc.	777	459,751
Morgan Stanley	7,640	960,501
Motorola Solutions, Inc.	1,132	523,244
National HealthCare Corp.	603	64,859
NetApp, Inc.	4,578	531,414
Netflix, Inc. (*)	883	787,036
Neurocrine Biosciences, Inc. (*)	1,153	157,384

The accompanying notes are an integral part of these financial statements.

16   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

NewMarket Corp.	126	$66,572
NIKE, Inc., Class B	2,407	182,138
NMI Holdings, Inc. (*)	2,087	76,718
Northrop Grumman Corp.	438	205,549
NVIDIA Corp.	39,972	5,367,840
Omega Healthcare Investors, Inc. REIT	2,030	76,835
Oracle Corp.	6,039	1,006,339
Ovintiv, Inc.	1,902	77,031
Palantir Technologies, Inc., Class A (*)	2,350	177,730
Paychex, Inc.	509	71,372
PepsiCo, Inc.	3,098	471,082
PG&E Corp.	7,408	149,493
Philip Morris International, Inc.	6,450	776,257
Pinterest, Inc., Class A (*)	2,864	83,056
Prestige Consumer Healthcare, Inc. (*)	2,450	191,320
Procter & Gamble Co.	5,784	969,688
Progressive Corp.	567	135,859
PTC, Inc. (*)	1,916	352,295
PulteGroup, Inc.	425	46,282
QUALCOMM, Inc.	3,385	520,004
Qualys, Inc. (*)	670	93,947
Regeneron Pharmaceuticals, Inc. (*)	381	271,398
Republic Services, Inc.	577	116,081
RingCentral, Inc., Class A (*)	1,863	65,224
Roche Holding AG	5,368	1,502,547
Rockwell Automation, Inc.	925	264,356
Roku, Inc. (*)	1,366	101,548
Ross Stores, Inc.	759	114,814
Royal Caribbean Cruises Ltd.	873	201,392
S&P Global, Inc.	1,270	632,498
Salesforce, Inc	1,844	616,504
Sanofi SA	3,149	304,520
SBA Communications Corp. REIT	1,099	223,976
Sealed Air Corp.	8,476	286,743
ServiceNow, Inc. (*)	620	657,274
Shell PLC	7,562	234,750
Simon Property Group, Inc. REIT	1,903	327,716
Southwest Gas Holdings, Inc.	1,470	103,944
Spotify Technology SA (*)	357	159,715

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Stride, Inc. (*)	968	$100,604
Stryker Corp.	440	158,422
Synopsys, Inc. (*)	218	105,808
Sysco Corp.	2,212	169,130
T-Mobile U.S., Inc.	973	214,770
Targa Resources Corp.	1,692	302,022
Tenet Healthcare Corp. (*)	985	124,337
Tesla, Inc. (*)	4,008	1,618,591
Texas Instruments, Inc.	2,033	381,208
Texas Pacific Land Corp.	177	195,755
Thermo Fisher Scientific, Inc.	787	409,421
TJX Cos., Inc.	9,630	1,163,400
Trane Technologies PLC	1,864	688,468
UniFirst Corp.	435	74,424
United Therapeutics Corp. (*)	359	126,670
UnitedHealth Group, Inc.	1,130	571,622
Uniti Group, Inc. REIT	18,818	103,499
Universal Health Services, Inc., Class B	4,192	752,129
Verizon Communications, Inc.	15,440	617,446
Vertiv Holdings Co., Class A	1,070	121,563
Visa, Inc., A Shares	2,068	653,571
Walmart, Inc.	10,516	950,121
Walt Disney Co.	886	98,656
Warner Music Group Corp., Class A	3,686	114,266
Waste Management, Inc.	3,741	754,896
Western Union Co.	9,202	97,541
Westlake Corp.	547	62,714
Willis Towers Watson PLC	311	97,418
Workday, Inc., Class A (*)	395	101,922
Xcel Energy, Inc.	8,639	583,305
Zeta Global Holdings Corp., Class A (*)	3,293	59,241
Zoetis, Inc.	1,697	276,492
Zoom Communications, Inc. (*)	1,477	120,538
		96,897,633

Total Common Stocks (Cost $104,169,683)		132,348,940

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Corporate Bonds | 11.4%

Australia | 0.3%
Telstra Corp Ltd., 4.000%, 04/19/27	AUD	1,200	$734,080

Canada | 0.2%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	490	476,139

Denmark | 0.5%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	8,175	1,110,220

Germany | 0.5%
Commerzbank AG, 3.375%, 12/12/25	EUR	460	480,714
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	740	673,575
			1,154,289

Japan | 0.1%
NTT Finance Corp., 4.239%, 07/25/25	USD	200	199,499

Norway | 0.4%
DNB Boligkreditt AS, 5.160% (3 Month NOK NIBOR + 0.450%), 02/08/28 (§)	NOK	10,000	880,554

Sweden | 0.1%
Swedbank Hypotek AB, 3.000%, 03/28/29	SEK	2,500	227,246

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Switzerland | 0.5%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	205	$180,733
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, Series 405 2.000%, 10/30/25	CHF	400	446,803
UBS Group AG, 4.750% (1-Year EURIBOR ICE Swap + 1.600%), 03/17/32 (§)	EUR	470	524,632
			1,152,168

United Kingdom | 0.9%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	1,295	1,227,247
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	580	645,943
			1,873,190

United States | 7.9%
Adobe, Inc.:
2.300%, 02/01/30	USD	615	546,984
4.950%, 04/04/34	USD	168	166,625
American Express Co., 4.050%, 05/03/29	USD	205	200,135
Amgen, Inc., 3.000%, 02/22/29	USD	1,205	1,119,780
Apple, Inc.:
1.125%, 05/11/25	USD	425	419,929
1.650%, 02/08/31	USD	485	408,171
AT&T, Inc., 3.500%, 06/01/41	USD	860	658,988
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	305	206,720
Clean Harbors, Inc., 4.875%, 07/15/27	USD	425	416,355

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Comcast Corp., 4.650%, 02/15/33	USD	825	$796,862
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	372	375,572
Eaton Corp., 4.150%, 11/02/42	USD	330	278,235
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	630	519,912
Home Depot, Inc., 5.875%, 12/16/36	USD	510	536,291
John Deere Financial, Inc., 4.380%, 07/11/28	CAD	1,140	814,381
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	770	645,123
JPMorgan Chase & Co., 3.540% (SOFR + 1.642%), 05/01/28 (§)	USD	535	519,841
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	108	101,905
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	795	782,668
McDonald’s Corp., 3.125%, 03/04/25	CAD	425	295,450
Microsoft Corp., 3.500%, 11/15/42	USD	1,260	1,019,305
Morgan Stanley, 3.625%, 01/20/27	USD	215	211,081
PepsiCo, Inc., 2.875%, 10/15/49	USD	445	290,218
Procter & Gamble Co.:
1.200%, 10/29/30	USD	70	57,785
4.550%, 01/29/34	USD	243	236,558
Prologis LP:
3.250%, 09/11/29	CNY	2,940	402,463
1.250%, 10/15/30	USD	910	745,883
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,000	1,003,283

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Starbucks Corp., 4.450%, 08/15/49	USD	550	$450,508
Stryker Corp., 4.250%, 09/11/29	USD	465	452,423
Sysco Corp., 2.400%, 02/15/30	USD	610	537,995
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	175	153,349
United Rentals North America, Inc., 4.875%, 01/15/28	USD	820	798,047
Verizon Communications, Inc., 3.875%, 02/08/29	USD	639	616,321
Waste Management, Inc., 4.800%, 03/15/32	USD	412	404,916
			17,190,062

Total Corporate Bonds (Cost $25,580,793)			24,997,447

Description		Shares	Fair Value

Exchange-Traded Funds | 1.3%
iShares MSCI World ETF (Cost $1,560,655)		18,520	$2,879,860

Description	Security Currency	Principal Amount (000)	Fair Value

Foreign Government Obligations | 16.8%

Australia | 0.4%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	885	$459,224
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	985	502,383
			961,607

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Bermuda | 1.2%
Bermuda Government International Bonds:
3.717%, 01/25/27	USD	1,280	$1,241,200
2.375%, 08/20/30 (#)	USD	1,560	1,323,488
			2,564,688

Canada | 1.3%
British Columbia, 3.200%, 06/18/44	CAD	1,285	767,049
Quebec, 1.850%, 02/13/27	CAD	1,490	1,011,836
Vancouver, 2.900%, 11/20/25	CAD	1,440	1,000,231
			2,779,116

Chile | 0.5%
Bonos de la Tesoreria de la Republica en pesos, 2.500%, 03/01/25	CLP	90,000	90,146
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,260	1,103,770
			1,193,916

Colombia | 0.4%
Colombia Government International Bonds:
9.850%, 06/28/27	COP	2,244,000	496,416
8.000%, 04/20/33	USD	400	408,008
			904,424

Costa Rica | 0.5%
Costa Rica Government International Bonds, 6.125%, 02/19/31	USD	1,010	1,012,525

Croatia | 0.2%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	590	494,079

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   23

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Czech Republic | 0.2%
Czech Republic Government Bonds, 3.690% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	12,790	$524,973

Denmark | 0.3%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	4,685	571,065

Estonia | 0.0%
Estonia Government International Bonds, 3.250%, 01/17/34	EUR	75	78,288

France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	935	789,886

Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	591	484,577

Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	1,280	1,246,203

Israel | 0.4%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	3,300	899,001

Italy | 0.4%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	860	935,566

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Japan | 1.9%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	750	$707,136
Japan Government Ten Year Bonds, 0.400%, 06/20/25	JPY	136,000	864,922
Japan Government Two Year Bonds, 0.100%, 01/01/26	JPY	285,600	1,809,220
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	734	711,207
			4,092,485

Mexico | 0.7%
Mexico Bonos, 7.500%, 06/03/27	MXN	24,130	1,100,073
Mexico Government International Bonds, 6.750%, 09/27/34	USD	400	405,875
			1,505,948

New Zealand | 1.0%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	1,070	587,960
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29	NZD	1,955	982,398
2.000%, 04/15/37	NZD	1,430	573,695
			2,144,053

Panama | 0.7%
Panama Government International Bonds:
8.875%, 09/30/27	USD	790	847,275
3.875%, 03/17/28	USD	685	631,570
			1,478,845

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   25

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Peru | 0.8%
Peru Government Bonds, 6.150%, 08/12/32	PEN	3,985	$1,051,566
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	855	688,542
			1,740,108

Poland | 0.3%
Poland Government Bonds, 5.810% (WIBOR 6 Month), 05/25/28 (§)	PLN	2,475	593,297

Portugal | 0.7%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	1,680	1,631,498

Romania | 0.4%
Romanian Government Bonds:
4.750%, 02/24/25	RON	3,185	661,405
7.200%, 10/28/26	RON	975	203,047
			864,452

Singapore | 0.4%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,080	821,236

Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35	EUR	570	511,279

Spain | 0.6%
Spain Government Bonds, 1.000%, 07/30/42	EUR	1,925	1,354,651

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Switzerland | 0.7%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	840	$932,233
0.500%, 06/27/32	CHF	515	580,053
			1,512,286

Thailand | 0.5%
Thailand Government Bonds, 1.585%, 12/17/35	THB	37,800	1,031,725

United Kingdom | 0.9%
U.K. Gilts: 0.875%, 07/31/33	GBP	1,395	1,299,954
1.250%, 10/22/41	GBP	1,100	804,793
			2,104,747

Total Foreign Government Obligations (Cost $38,278,239)			36,826,524

Quasi Government Bonds | 1.1%

Germany | 1.1%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	605	575,633
1.750%, 09/14/29	USD	1,375	1,220,257
0.000%, 04/18/36	USD	865	506,985
(Cost $2,456,913)			2,302,875

Supranational Bonds | 3.9%
Asian Development Bank: 2.125%, 03/19/25	USD	296	293,939
6.200%, 10/06/26	INR	46,800	539,177
European Bank for Reconstruction & Development, 4.250%, 02/07/28	IDR	8,000,000	461,454
European Investment Bank, 1.000%, 01/28/28	CAD	1,475	964,689

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   27

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

European Union:
2.750%, 02/04/33	EUR	445	$461,234
0.400%, 02/04/37	EUR	805	620,588
Inter-American Development Bank, 5.100%, 11/17/26	IDR	10,900,000	655,991
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	837	491,469
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,353	827,148
1.250%, 03/16/26	NOK	9,710	823,552
1.125%, 09/13/28	USD	568	503,696
9.500%, 02/09/29	BRL	4,680	661,943
International Finance Corp.:
2.125%, 04/07/26	USD	730	708,930
1.500%, 04/15/35	AUD	1,321	596,946

Total Supranational Bonds (Cost $9,797,129)			8,610,756

U.S. Municipal Bonds | 0.8%
California:
7.550%, 04/01/39	USD	700	827,423
5.875%, 10/01/41	USD	925	956,320
(Cost $1,953,007)			1,783,743

U.S. Treasury Securities | 3.0%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	465	453,523
1.750%, 08/15/41	USD	4,761	3,082,906
3.625%, 02/15/53	USD	2,477	2,012,539
U.S. Treasury Inflation-Indexed Note, 1.250%, 04/15/28 (††)	USD	1,110	1,081,677

Total U.S. Treasury Securities (Cost $6,662,620)			6,630,645

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	431	$0

Short-Term Investments | 0.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $1,928,990)	1,928,990	1,928,990

Total Investments | 99.6% (Cost $192,388,029) (»)		$218,309,780

Cash and Other Assets in Excess of Liabilities | 0.4%		933,478

Net Assets | 100.0%		$219,243,258

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   29

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at December 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	91,287	USD	60,000	HSB	01/23/25	$—	$3,497
AUD	520,000	USD	329,500	SSB	03/27/25	—	7,603
CAD	166,490	USD	120,000	HSB	01/23/25	—	4,090
CAD	196,261	USD	140,612	HSB	01/23/25	—	3,975
CAD	571,279	USD	411,299	HSB	01/23/25	—	13,573
CNH	2,268,068	USD	320,000	HSB	01/23/25	—	10,857
CNH	43,679,860	USD	6,208,633	HSB	01/23/25	—	254,966
CZK	51,938	USD	2,253	HSB	01/23/25	—	117
EUR	2,943,427	USD	3,236,611	CIT	01/23/25	—	185,238
EUR	387,657	USD	425,485	HSB	01/23/25	—	23,611
EUR	880,533	USD	960,000	HSB	01/23/25	—	47,175
EUR	1,235,022	USD	1,301,102	HSB	03/27/25	—	17,024
EUR	190,618	USD	209,569	MSC	01/23/25	—	11,960
GBP	206,292	USD	269,558	CIT	01/23/25	—	11,345
GBP	147,623	USD	190,000	HSB	01/23/25	—	5,222
GBP	336,752	USD	440,024	HSB	01/23/25	—	18,516
GBP	201,627	USD	263,500	JPM	01/23/25	—	11,126
HUF	52,451,012	USD	142,372	HSB	01/23/25	—	10,451
INR	37,488,959	USD	444,941	HSB	01/23/25	—	7,967
JPY	414,804,126	USD	2,816,381	CIT	01/23/25	—	175,096
JPY	69,237,870	USD	460,000	HSB	01/23/25	—	19,125
JPY	514,324,940	USD	3,493,061	HSB	01/23/25	—	218,073
KRW	1,768,493,602	USD	1,343,738	JPM	01/23/25	—	141,729
NOK	2,003,845	USD	187,438	JPM	01/23/25	—	11,414
PEN	746,000	USD	200,000	CIT	01/23/25	—	1,604
RON	346,152	USD	76,027	CIT	01/23/25	—	4,018
RON	68,622	USD	15,073	HSB	01/23/25	—	798
SEK	7,693,000	USD	746,544	MSC	01/23/25	—	50,485
USD	388,499	AUD	577,675	HSB	01/23/25	30,941	—
USD	1,993,392	AUD	2,963,740	JPM	01/23/25	158,951	—
USD	327,602	AUD	487,130	MSC	01/23/25	26,087	—
USD	263,334	CAD	361,146	CIT	01/23/25	11,904	—
USD	167,752	CAD	230,062	HSB	01/23/25	7,583	—
USD	848,181	CAD	1,181,884	HSB	01/23/25	25,353	—
USD	2,144,450	CAD	2,941,061	JPM	01/23/25	96,881	—

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	138,849	CAD	190,399	MSC	01/23/25	$6,293	$—
USD	935,083	CAD	1,333,146	SSB	03/27/25	4,728	—
USD	589,294	CHF	499,302	HSB	01/23/25	38,075	—
USD	1,022,165	CHF	866,037	MSC	01/23/25	66,078	—
USD	668,483	CHF	590,000	SSB	03/27/25	12,513	—
USD	256,526	CNH	1,804,746	HSB	01/23/25	10,535	—
USD	417,175	CNH	2,969,400	HSB	01/23/25	12,439	—
USD	350,000	COP	1,539,125,000	HSB	03/27/25	4,602	—
USD	30,424	CZK	701,491	HSB	01/23/25	1,580	—
USD	44,771	DKK	303,790	CIT	01/23/25	2,530	—
USD	912,557	DKK	6,191,050	HSB	01/23/25	51,716	—
USD	409,680	DKK	2,779,761	JPM	01/23/25	23,165	—
USD	25,547	DKK	173,292	MSC	01/23/25	1,451	—
USD	249,098	EUR	226,534	CIT	01/23/25	14,256	—
USD	620,000	EUR	575,399	HSB	01/23/25	23,499	—
USD	422,632	GBP	325,275	HSB	01/23/25	15,490	—
USD	161,205	GBP	126,904	HSB	03/27/25	2,434	—
USD	101,619	GBP	80,000	SSB	03/27/25	1,530	—
USD	347,831	HKD	2,700,000	SSB	03/27/25	—	193
USD	190,495	IDR	2,940,668,877	JPM	01/23/25	7,913	—
USD	420,066	ILS	1,578,883	CIT	01/23/25	—	14,434
USD	143,456	ILS	538,981	HSB	01/23/25	—	4,868
USD	268,019	ILS	1,007,161	JPM	01/23/25	—	9,146
USD	493,030	JPY	74,765,236	CIT	03/27/25	13,435	—
USD	410,237	JPY	60,404,120	HSB	01/23/25	25,611	—
USD	1,500,499	JPY	227,433,934	HSB	03/27/25	41,582	—
USD	82,409	JPY	12,490,641	SSB	03/27/25	2,285	—
USD	325,000	KRW	426,487,750	JPM	01/23/25	35,125	—
USD	168,703	MXN	3,336,024	CIT	01/23/25	9,273	—
USD	109,769	MXN	2,172,302	HSB	01/23/25	5,954	—
USD	498,563	MXN	9,866,644	MSC	01/23/25	27,034	—
USD	91,997	NOK	983,079	HSB	01/23/25	5,639	—
USD	1,391,881	NOK	14,880,178	JPM	01/23/25	84,756	—
USD	1,028,996	NZD	1,683,201	CIT	01/23/25	87,154	—
USD	727,347	NZD	1,189,341	HSB	01/23/25	61,846	—

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   31

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	571,485	PEN	2,149,984	CIT	01/23/25	$—	$295
USD	510,141	PEN	1,916,395	HSB	01/23/25	483	—
USD	355,945	PLN	1,399,218	HSB	01/23/25	17,395	—
USD	628,923	SEK	6,480,939	MSC	01/23/25	42,531	—
USD	126,265	SGD	163,936	CIT	01/23/25	6,121	—
USD	545,386	SGD	708,201	JPM	01/23/25	26,364	—
USD	409,101	SGD	550,000	SSB	03/27/25	5,004	—
USD	722,567	THB	23,843,475	HSB	01/23/25	22,499	—
Total gross unrealized appreciation/depreciation on Forward currency contracts						$1,178,618	$1,299,591

The accompanying notes are an integral part of these financial statements.

32   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 96.3%

Australia | 1.3%
Rio Tinto PLC	21,934	$1,291,114

Belgium | 1.3%
KBC Group NV	16,580	1,276,425

Canada | 3.2%
Gildan Activewear, Inc.	36,355	1,710,957
Suncor Energy, Inc.	42,783	1,527,146
		3,238,103

China | 3.4%
Contemporary Amperex Technology Co. Ltd., Class A	20,900	760,026
ESR Group Ltd.	282,600	435,181
Li Ning Co. Ltd.	378,500	796,659
Tencent Holdings Ltd.	27,300	1,458,947
		3,450,813

Finland | 2.1%
Fortum OYJ	73,704	1,031,795
Nordea Bank Abp	100,609	1,095,010
		2,126,805

France | 10.8%
Air Liquide SA	9,622	1,555,614
Bureau Veritas SA	59,166	1,798,355
Capgemini SE	9,600	1,566,013
Cie de Saint-Gobain SA	7,417	652,886
Engie SA	98,903	1,567,808
Orange SA	147,922	1,470,327
Pernod Ricard SA	7,542	843,516
Thales SA	10,004	1,427,333
		10,881,852

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   33

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Germany | 10.4%
Brenntag SE	16,934	$1,015,247
Continental AG	21,367	1,434,912
Merck KGaA	10,322	1,495,604
MTU Aero Engines AG	4,408	1,469,872
Puma SE	27,956	1,278,832
Rheinmetall AG	1,719	1,094,203
Siemens AG	7,135	1,393,337
Siemens Healthineers AG	24,497	1,298,843
		10,480,850

Greece | 1.4%
National Bank of Greece SA	181,632	1,436,981

Hong Kong | 3.0%
AIA Group Ltd.	196,200	1,419,297
Techtronic Industries Co. Ltd.	121,000	1,595,095
		3,014,392

Israel | 1.2%
Wix.com Ltd. (*)	5,607	1,202,982

Italy | 2.8%
Ryanair Holdings PLC ADR	36,216	1,578,655
UniCredit SpA	30,512	1,218,177
		2,796,832

Japan | 20.6%
Asics Corp.	58,200	1,133,145
Bandai Namco Holdings, Inc.	39,200	932,804
FANUC Corp.	49,800	1,300,931
Hitachi Ltd.	41,700	1,024,927
Kokusai Electric Corp.	68,100	905,777
MatsukiyoCocokara & Co.	101,700	1,479,623
Mitsui Fudosan Co. Ltd.	108,400	862,026
Mizuho Financial Group, Inc.	81,000	1,976,211
NEC Corp.	19,500	1,675,184
Nippon Sanso Holdings Corp.	43,900	1,219,136
Nitori Holdings Co. Ltd.	13,100	1,554,607

The accompanying notes are an integral part of these financial statements.

34   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Otsuka Holdings Co. Ltd.	24,700	$1,339,054
Renesas Electronics Corp.	48,224	613,063
Shimadzu Corp.	39,900	1,121,465
Suzuki Motor Corp.	130,200	1,476,970
Tokyo Electron Ltd.	7,700	1,166,862
Toyo Suisan Kaisha Ltd.	15,700	1,064,352
		20,846,137

Mexico | 0.8%
Arca Continental SAB de CV	103,100	854,131

Netherlands | 1.3%
ING Groep NV	86,572	1,353,704

Singapore | 1.5%
DBS Group Holdings Ltd.	46,996	1,503,221

South Korea | 0.8%
Samsung Electronics Co. Ltd.	22,057	796,006

Spain | 2.2%
Bankinter SA	144,524	1,143,832
Industria de Diseno Textil SA	20,830	1,066,423
		2,210,255

Sweden | 1.9%
Hexagon AB, B Shares	109,844	1,042,182
Sandvik AB	48,828	875,045
		1,917,227

Switzerland | 3.0%
ABB Ltd.	34,505	1,856,062
Cie Financiere Richemont SA, Class A	7,771	1,181,222
		3,037,284

Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,144	1,410,869

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   35

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

United Kingdom | 14.4%
3i Group PLC	42,885	$1,905,168
AstraZeneca PLC	7,885	1,026,426
Coca-Cola Europacific Partners PLC	13,522	1,047,606
Compass Group PLC	48,852	1,623,897
Croda International PLC	20,561	871,006
JD Sports Fashion PLC	458,035	549,670
London Stock Exchange Group PLC	6,855	965,229
RELX PLC	81,432	3,690,099
Unilever PLC	50,000	2,831,624
		14,510,725

United States | 7.5%
Aon PLC, Class A	4,555	1,635,974
Chubb Ltd.	3,500	967,050
CRH PLC	10,778	997,180
Experian PLC	26,191	1,120,450
ICON PLC (*)	5,636	1,181,925
Roche Holding AG	5,880	1,645,860
		7,548,439

Total Common Stocks (Cost $86,399,865)		97,185,147

Preferred Stocks | 2.3%

Brazil | 1.3%
Itau Unibanco Holding SA	255,000	1,267,784

Germany | 1.0%
Henkel AG & Co. KGaA	11,325	994,108

Total Preferred Stocks (Cost $2,245,543)		2,261,892

The accompanying notes are an integral part of these financial statements.

36   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $229,074)	229,074	$229,074

Total Investments | 98.8% (Cost $88,874,482)		$99,676,113

Cash and Other Assets in Excess of Liabilities | 1.2%		1,228,499

Net Assets | 100.0%		$100,904,612

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   37

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio

Common Stocks | 99.3%

Automobile Components | 1.3%
Gentherm, Inc. (*)	13,364	$533,558

Automobiles | 1.3%
Thor Industries, Inc.	5,332	510,326

Banks | 7.6%
BankUnited, Inc.	26,025	993,374
Commerce Bancshares, Inc.	8,854	551,693
Home BancShares, Inc.	23,627	668,644
Wintrust Financial Corp.	6,906	861,247
		3,074,958

Biotechnology | 4.6%
Arcutis Biotherapeutics, Inc. (*)	38,420	535,190
Aurinia Pharmaceuticals, Inc. (Canada) (*)	35,154	315,683
Janux Therapeutics, Inc. (*)	9,209	493,050
Rhythm Pharmaceuticals, Inc. (*)	9,206	515,352
		1,859,275

Building Products | 1.0%
Hayward Holdings, Inc. (*)	24,905	380,797

Capital Markets | 6.5%
DigitalBridge Group, Inc.	51,866	585,049
Evercore, Inc., Class A	1,628	451,265
StepStone Group, Inc., Class A	15,105	874,277
Stifel Financial Corp.	6,674	707,978
		2,618,569

Commercial Services & Supplies | 1.3%
Casella Waste Systems, Inc., Class A (*)	4,922	520,797

The accompanying notes are an integral part of these financial statements.

38   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Construction Materials | 0.8%
Eagle Materials, Inc.	1,368	$337,568

Consumer Staples Distribution & Retail | 4.7%
BJ’s Wholesale Club Holdings, Inc. (*)	6,799	607,491
Chefs’ Warehouse Inc. (*)	17,155	846,085
Guardian Pharmacy Services, Inc., Class A	21,082	427,121
		1,880,697

Containers & Packaging | 1.0%
Graphic Packaging Holding Co.	15,098	410,062

Electrical Equipment | 2.1%
EnerSys	5,933	548,387
Generac Holdings, Inc. (*)	2,011	311,806
		860,193

Electronic Equipment, Instruments & Components | 3.6%
Cognex Corp.	13,475	483,214
Coherent Corp. (*)	6,558	621,239
Mirion Technologies, Inc. (*)	19,776	345,091
		1,449,544

Energy Equipment & Services | 2.7%
Atlas Energy Solutions, Inc.	20,464	453,891
Cactus, Inc., Class A	5,082	296,586
Liberty Energy, Inc.	16,372	325,639
		1,076,116

Entertainment | 1.3%
Roku, Inc. (*)	7,045	523,725

Ground Transportation | 1.0%
Landstar System, Inc.	2,424	416,589

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   39

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Health Care Equipment & Supplies | 6.4%
Enovis Corp. (*)	16,802	$737,272
Inspire Medical Systems, Inc. (*)	3,264	605,080
Lantheus Holdings, Inc. (*)	5,923	529,872
RxSight, Inc. (*)	21,200	728,856
		2,601,080

Health Care Technology | 2.2%
Evolent Health, Inc., Class A (*)	27,414	308,408
Schrodinger, Inc. (*)	29,460	568,283
		876,691

Hotels, Restaurants & Leisure | 4.1%
First Watch Restaurant Group, Inc. (*)	31,863	592,970
Kura Sushi USA, Inc., Class A (*)	5,044	456,886
Wyndham Hotels & Resorts, Inc.	5,989	603,631
		1,653,487

Insurance | 5.7%
Abacus Life, Inc. (*)	51,846	405,954
First American Financial Corp.	13,270	828,579
Hanover Insurance Group, Inc.	1,916	296,329
Reinsurance Group of America, Inc.	3,615	772,272
		2,303,134

Interactive Media & Services | 3.8%
Cars.com, Inc. (*)	38,124	660,689
MediaAlpha, Inc., Class A (*)	36,367	410,584
Ziff Davis, Inc. (*)	8,245	448,033
		1,519,306

IT Services | 2.0%
DigitalOcean Holdings, Inc. (*)	23,272	792,877

Life Sciences Tools & Services | 1.4%
Maravai LifeSciences Holdings, Inc., Class A (*)	102,872	560,652

The accompanying notes are an integral part of these financial statements.

40   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Machinery | 8.6%
Columbus McKinnon Corp.	16,103	$599,676
Gates Industrial Corp. PLC (*)	30,305	623,374
Middleby Corp. (*)	5,078	687,815
Nordson Corp.	1,964	410,947
REV Group, Inc.	14,479	461,446
Toro Co.	8,667	694,226
		3,477,484

Oil, Gas & Consumable Fuels | 2.8%
Antero Resources Corp. (*)	21,328	747,546
Magnolia Oil & Gas Corp., Class A	16,555	387,056
		1,134,602

Pharmaceuticals | 1.6%
Axsome Therapeutics, Inc. (*)	7,840	663,342

Professional Services | 2.6%
Paycor HCM, Inc. (*)	24,082	447,203
Verra Mobility Corp. (*)	25,220	609,819
		1,057,022

Retail REITs | 1.5%
Brixmor Property Group, Inc.	21,310	593,270

Semiconductors & Semiconductor Equipment | 5.4%
Allegro MicroSystems, Inc. (Japan) (*)	28,450	621,917
Credo Technology Group Holding Ltd. (*)	4,455	299,421
MKS Instruments, Inc.	5,063	528,527
Onto Innovation, Inc. (*)	4,320	720,014
		2,169,879

Software | 2.9%
CyberArk Software Ltd. (*)	1,218	405,777
Zeta Global Holdings Corp., Class A (*)	41,285	742,717
		1,148,494

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   41

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (concluded)

Specialized REITs | 1.7%
CubeSmart	16,367	$701,326

Specialty Retail | 2.6%
RH (*)	1,533	603,374
Warby Parker, Inc., Class A (*)	19,002	460,038
		1,063,412

Textiles, Apparel & Luxury Goods | 1.1%
Crocs, Inc. (*)	4,131	452,468

Trading Companies & Distributors | 2.1%
Beacon Roofing Supply, Inc. (*)	5,843	593,532
Hudson Technologies, Inc. (*)	48,703	271,763
		865,295

Total Common Stocks (Cost $37,242,618)		40,086,595

Short-Term Investments | 0.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $370,771)	370,771	370,771

Total Investments | 100.2% (Cost $37,613,389)		$40,457,366

Liabilities in Excess of Cash and Other Assets | (0.2)%		(74,234)

Net Assets | 100.0%		$40,383,132

The accompanying notes are an integral part of these financial statements.

42   Annual Financial Statements

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

December 31, 2024

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in designated base rate. The rates shown are those in effect on December 31, 2024.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At December 31, 2024, these securities amounted to 0.6% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	—	American Depositary Receipt
CDOR	—	Canadian Dollar Offered Rate
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
ICE	—	Intercontinental Exchange
NIBOR	—	Non-Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
WIBOR	—	Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	—	Australian Dollar	ILS	—	Israeli Shekel
BRL	—	Brazilian Real	INR	—	Indian Rupee
CAD	—	Canadian Dollar	JPY	—	Japanese Yen
CHF	—	Swiss Franc	KRW	—	South Korean Won
CLP	—	Chilean Peso	MXN	—	Mexican New Peso
CNH	—	Chinese Yuan	NOK	—	Norwegian Krone
CNY	—	Chinese Yuan Renminbi	NZD	—	New Zealand Dollar
COP	—	Colombian Peso	PEN	—	Peruvian Nuevo Sol
CZK	—	Czech Koruna	PLN	—	Polish Zloty
DKK	—	Danish Krone	RON	—	New Romanian Leu
EUR	—	Euro	SEK	—	Swedish Krone
GBP	—	British Pound Sterling	SGD	—	Singapore Dollar
HKD	—	Hong-Kong Dollar	THB	—	Thai Baht
HUF	—	Hungarian Forint	USD	—	United States Dollar
IDR	—	Indonesian Rupiah

Counterparty Abbreviations:
CIT	—	Citibank N.A.	MSC	—	Morgan Stanley & Co.
HSB	—	HSBC Bank USA N.A.	SSB	—	State Street Bank & Trust Co.
JPM	—	JPMorgan Chase Bank N.A.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   43

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio

Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	1.0%	4.0%
Automobile Components	1.7	—	1.4
Automobiles	0.9	1.2	1.5
Banks	22.6	6.8	12.2
Beverages	—	1.2	2.7
Biotechnology	—	1.4	—
Broadline Retail	3.1	2.7	—
Building Products	—	1.0	0.6
Capital Markets	—	2.4	2.8
Chemicals	1.5	0.2	3.6
Commercial Services & Suppliers	—	1.8	—
Communications Equipment	—	0.5	—
Construction & Engineering	—	0.0	—
Construction Materials	2.4	0.2	1.0
Consumer Finance	—	0.4	—
Consumer Staples Distribution & Retail	1.8	1.1	1.5
Containers & Packaging	—	0.3	—
Diversified Consumer Services	—	0.2	—
Diversified REITs	—	0.6	—
Diversified Telecommunication Services	4.6	1.9	1.5
Electric Utilities	—	1.0	1.0
Electrical Equipment	—	1.6	2.6
Electronic Equipment, Instruments & Components	1.3	0.3	2.1
Energy Equipment & Services	0.8	0.1	—
Entertainment	2.0	1.2	—
Financial Services	—	2.3	—
Food Products	2.5	1.1	1.1
Gas Utilities	1.1	0.3	—
Ground Transportation	—	0.2	—
Health Care Equipment & Supplies	—	0.6	1.3
Health Care Providers & Services	3.0	2.3	—
Hotels, Restaurants & Leisure	0.8	1.0	1.6
Household Durables	3.0	0.1	—
Household Products	0.8	2.1	1.0
Independent Power & Renewable Electricity Producers	0.7	0.2	—
Industrial Conglomerates	3.3	0.4	2.4
Insurance	5.0	2.1	4.0
Interactive Media & Services	1.0	2.4	1.4
IT Services	0.8	1.3	4.4

The accompanying notes are an integral part of these financial statements.

44   Annual Financial Statements

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio

Leisure Products	—%	0.1%	0.9%
Life Sciences Tools & Services	—	0.5	1.2
Machinery	1.3	1.7	3.7
Marine Transportation	—	0.1	—
Media	—	0.4	—
Metals & Mining	2.7	0.7	1.3
Multi-Utilities	—	0.5	1.6
Oil, Gas & Consumable Fuels	5.2	1.5	1.5
Passenger Airlines	—	0.2	1.6
Personal Care Products	2.5	0.4	2.8
Pharmaceuticals	0.9	3.8	5.5
Professional Services	—	1.4	6.5
Real Estate Management & Development	—	0.1	1.3
Retail REITs	—	0.1	—
Semiconductors & Semiconductor Equipment	13.8	4.4	4.1
Software	—	4.9	—
Specialized REITs	—	0.2	—
Specialty Retail	0.9	1.7	3.1
Technology Hardware, Storage & Peripherals	2.0	3.3	0.8
Textiles, Apparel & Luxury Goods	—	0.3	6.0
Tobacco	0.7	0.6	—
Trading Companies & Distributors	—	0.1	1.0
Transportation Infrastructure	1.8	—	—
Wireless Telecommunication Services	2.3	0.4	—
Subtotal	98.8	72.9	98.6
Exchange-Traded Funds	—	1.3	—
Foreign Government Obligations	—	16.8	—
Supranational Bonds	—	3.9	—
U.S. Municipal Bonds	—	0.8	—
U.S. Treasury Securities	—	3.0	—
Warrants	—	0.0	—
Short-Term Investments	1.1	0.9	0.2
Total Investments	99.9%	99.6%	98.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   45

Lazard Retirement Series, Inc. Statements of Assets and Liabilities

December 31, 2024	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
ASSETS
Investments in securities, at fair value	$294,928,144	$218,309,780
Cash	—	—
Foreign currency, at fair value	205,186	8,089
Receivables for:
Dividends and interest	632,272	1,228,899
Capital stock sold	628,077	521,865
Investments sold	405,068	—
Gross unrealized appreciation on forward currency contracts	—	1,178,618
Total assets	296,798,747	221,247,251

LIABILITIES
Cash collateral received for forward currency contracts	—	260,000
Payables for:
Foreign capital gains taxes	483,083	—
Management fees	261,395	130,112
Accrued professional services	62,086	50,958
Accrued distribution fees	48,963	49,549
Accrued custodian fees	32,567	44,835
Accrued administration fees	14,241	14,381
Accrued directors’ fees	—	—
Investments purchased	618,673	—
Capital stock redeemed	147,303	147,099
Gross unrealized depreciation on forward currency contracts	—	1,299,591
Other accrued expenses and payables	42,897	7,468
Total liabilities	1,711,208	2,003,993
Net assets	$295,087,539	$219,243,258

NET ASSETS
Paid in capital	$269,527,956	$186,306,438
Distributable earnings (Accumulated loss)	25,559,583	32,936,820
Net assets	$295,087,539	$219,243,258

Service Shares
Net assets	$208,054,114	$218,342,295
Shares of capital stock outstanding*	9,609,618	16,787,427
Net asset value, offering and redemption price per share	$21.65	$13.01

Investor Shares
Net assets	$87,033,425	$900,963
Shares of capital stock outstanding*	4,068,065	68,917
Net asset value, offering and redemption price per share	$21.39	$13.07
Cost of investments in securities	$262,513,340	$192,388,029
Cost of foreign currency	$206,428	$8,171

*	$0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

46   Annual Financial Statements

Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

$99,676,113	$40,457,366
—	58
1,569	—

573,413	7,540
805,047	17,867
262,375	—

—	—
101,318,517	40,482,831

—	—

—	—
53,483	17,486
34,998	27,580
22,651	8,869
16,092	6,482
7,751	5,555
32	—
—	—
274,494	30,416

—	—
4,404	3,311
413,905	99,699
$100,904,612	$40,383,132

$85,045,860	$33,159,707
15,858,752	7,223,425
$100,904,612	$40,383,132

$100,904,612	$40,383,132
10,839,522	2,793,452

$9.31	$14.46

—	—
—	—

—	—

$88,874,482	$37,613,389
$1,575	$—

Annual Financial Statements   47

Lazard Retirement Series, Inc. Statements of Operations

For the Year Ended December 31, 2024	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investment Income (Loss)
Income
Dividends#	$15,329,745	$2,622,978
Interest	—	3,772,410
Total investment income*	15,329,745	6,395,388

Expenses
Management fees (Note 3)	3,190,406	1,837,806
Distribution fees (Service Shares)	566,353	590,608
Professional services	247,853	180,150
Custodian fees	98,810	134,171
Administration fees	56,627	53,733
Shareholders’ reports	36,972	27,663
Shareholders’ services	29,941	23,403
Directors’ fees and expenses	28,526	23,117
Other	12,434	6,965
Total gross expenses	4,267,922	2,877,616
Management fees waived and expenses reimbursed	(25,049)	(389,013)
Total net expenses	4,242,873	2,488,603
Net investment income (loss)	11,086,872	3,906,785

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	15,601,719	18,757,390
Foreign currency transactions	(248,401)	(26,166)
Forward currency contracts	—	(373,672)
Total net realized gain (loss)	15,353,318	18,357,552
Net change in unrealized appreciation (depreciation) on:
Investments†	(2,434,247)	(2,345,910)
Foreign currency translations	(17,280)	(58,061)
Forward currency contracts	—	136,701
Total net change in unrealized appreciation (depreciation)	(2,451,527)	(2,267,270)
Net realized and unrealized gain (loss)	12,901,791	16,090,282
Net increase (decrease) in net assets resulting from operations	$23,988,663	$19,997,067
*# Net of foreign withholding taxes of	$1,669,325	$135,448
** Net of foreign capital gains taxes of	$327,328	$—
† Includes net change in foreign capital gains taxes of	$(129,405)	$—

#	Dividend income for Lazard Retirement Global Dynamic Multi-Asset Portfolio includes $757 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $136,205. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

48   Annual Financial Statements

Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

$2,948,147	$350,229
—	—
2,948,147	350,229

839,822	309,840
279,941	103,280
95,267	62,459
45,596	20,318
31,012	22,037
14,017	13,419
16,953	14,459
13,581	8,076
5,261	4,142
1,341,450	558,030
(122,848)	(93,593)
1,218,602	464,437
1,729,545	(114,208)

5,619,655	5,267,321
(24,459)	—
—	—
5,595,196	5,267,321

(345,782)	(791,650)
(35,872)	—
—	—

(381,654)	(791,650)
5,213,542	4,475,671

$6,943,087	$4,361,463
$204,921	$—
$—	$—

$—	$—
#	Dividend income for Lazard Retirement International Equity Portfolio includes $97,919 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $302,840. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Annual Financial Statements   49

Lazard Retirement Series, Inc. Statements of Changes in Net Assets

	Lazard Retirement Emerging Markets Equity Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,086,872	$12,198,320
Net realized gain (loss)	15,353,318	10,430,071
Net change in unrealized appreciation (depreciation)	(2,451,527)	40,520,857
Net increase (decrease) in net assets resulting from operations	23,988,663	63,149,248
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Service Shares	(7,457,769)	(10,821,249)
Investor Shares	(3,304,876)	(4,497,782)
Net decrease in net assets resulting from distributions	(10,762,645)	(15,319,031)
Capital stock transactions
Net proceeds from sales
Service Shares	22,684,215	15,152,048
Investor Shares	5,766,927	6,380,619
Net proceeds from reinvestment of distributions
Service Shares	7,457,769	10,821,249
Investor Shares	3,304,876	4,497,782
Cost of shares redeemed
Service Shares	(62,435,399)	(48,939,956)
Investor Shares	(18,137,517)	(14,068,387)
Net increase (decrease) in net assets from capital stock transactions	(41,359,129)	(26,156,645)
Total increase (decrease) in net assets	(28,133,111)	21,673,572
Net assets at beginning of period	323,220,650	301,547,078
Net assets at end of period	$295,087,539	$323,220,650
Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	11,086,878	12,241,538
Shares sold	1,024,305	774,167
Shares issued to shareholders from reinvestment of distributions	332,491	578,676
Shares redeemed	(2,834,056)	(2,507,503)
Net increase (decrease)	(1,477,260)	(1,154,660)
Shares outstanding at end of period	9,609,618	11,086,878
Investor Shares
Shares outstanding at beginning of period	4,485,531	4,637,037
Shares sold	266,557	329,963
Shares issued to shareholders from reinvestment of distributions	149,204	243,518
Shares redeemed	(833,227)	(724,987)
Net increase (decrease)	(417,466)	(151,506)
Shares outstanding at end of period	4,068,065	4,485,531

The accompanying notes are an integral part of these financial statements.

50   Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio		Lazard Retirement International Equity Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$3,906,785	$4,750,736	$1,729,545	$1,930,834
18,357,552	(16,308,141)	5,595,196	3,072,339
(2,267,270)	37,325,301	(381,654)	11,473,559

19,997,067	25,767,896	6,943,087	16,476,732

—	(13,610,980)	(3,396,900)	(1,474,339)
—	(36,504)	—	—
—	(13,647,484)	(3,396,900)	(1,474,339)

9,202,056	5,869,105	8,619,297	10,624,686
144,719	239,435	—	—

—	13,610,980	3,396,900	1,474,339
—	36,504	—	—

(56,951,363)	(49,159,005)	(29,152,982)	(23,374,371)
(128,606)	(71,051)	—	—

(47,733,194)	(29,474,032)	(17,136,785)	(11,275,346)
(27,736,127)	(17,353,620)	(13,590,598)	3,727,047
246,979,385	264,333,005	114,495,210	110,768,163
$219,243,258	$246,979,385	$100,904,612	$114,495,210

20,541,409	23,065,409	12,599,414	13,930,885
717,880	497,379	899,055	1,225,574

—	1,221,811	347,687	173,044
(4,471,862)	(4,243,190)	(3,006,634)	(2,730,089)
(3,753,982)	(2,524,000)	(1,759,892)	(1,331,471)
16,787,427	20,541,409	10,839,522	12,599,414

67,328	49,451	—	—
11,505	20,838	—	—

—	3,268	—	—
(9,916)	(6,229)	—	—
1,589	17,877	—	—
68,917	67,328	—	—

Annual Financial Statements   51

	Lazard Retirement US Small Cap Equity Select Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(114,208)	$14,102
Net realized gain (loss)	5,267,321	2,131,546
Net change in unrealized appreciation (depreciation)	(791,650)	1,817,889
Net increase (decrease) in net assets resulting from operations	4,361,463	3,963,537

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Service Shares	(1,471,884)	—
Investor Shares	—	—
Net decrease in net assets resulting from distributions	(1,471,884)	—

Capital stock transactions
Net proceeds from sales
Service Shares	1,791,502	5,976,052
Investor Shares	—	—
Net proceeds from reinvestment of distributions
Service Shares	1,471,884	—
Investor Shares	—	—
Cost of shares redeemed
Service Shares	(7,413,186)	(6,481,300)
Investor Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(4,149,800)	(505,248)
Total increase (decrease) in net assets	(1,260,221)	3,458,289
Net assets at beginning of period	41,643,353	38,185,064
Net assets at end of period	$40,383,132	$41,643,353

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	3,085,276	3,112,478
Shares sold	127,012	491,369
Shares issued to shareholders from reinvestment of distributions	106,350	—
Shares redeemed	(525,186)	(518,571)
Net increase (decrease)	(291,824)	(27,202)
Shares outstanding at end of period	2,793,452	3,085,276

Investor Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

52   Annual Financial Statements

Lazard Retirement Series, Inc. Financial Highlights

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$20.83	$17.92	$21.86	$21.12	$22.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.75	0.74	0.89	0.61	0.36
Net realized and unrealized gain (loss)	0.82	3.14	(4.18)	0.55	(0.75)
Total from investment operations	1.57	3.88	(3.29)	1.16	(0.39)
Less distributions from:
Net investment income	(0.75)	(0.97)	(0.65)	(0.42)	(0.49)
Total distributions	(0.75)	(0.97)	(0.65)	(0.42)	(0.49)
Net asset value, end of period	$21.65	$20.83	$17.92	$21.86	$21.12
Total Return (b)	7.43%	22.27%	–15.12%	5.52%	–1.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$208,054	$230,885	$219,359	$290,586	$364,846
Ratios to average net assets:
Net expenses	1.40%	1.42%	1.38%	1.38%	1.43%
Gross expenses	1.41%	1.42%	1.38%	1.38%	1.43%
Net investment income (loss)	3.41%	3.81%	4.65%	2.72%	1.95%
Portfolio turnover rate	23%	25%	25%	35%	27%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   53

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Investor Shares
Net asset value, beginning of period	$20.59	$17.72	$21.64	$20.91	$21.78
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.79	0.79	0.94	0.66	0.41
Net realized and unrealized gain (loss)	0.82	3.10	(4.16)	0.55	(0.75)
Total from investment operations	1.61	3.89	(3.22)	1.21	(0.34)
Less distributions from:
Net investment income	(0.81)	(1.02)	(0.70)	(0.48)	(0.53)
Total distributions	(0.81)	(1.02)	(0.70)	(0.48)	(0.53)
Net asset value, end of period	$21.39	$20.59	$17.72	$21.64	$20.91
Total Return (b)	7.68%	22.61%	–14.96%	5.80%	–1.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,033	$92,335	$82,189	$104,568	$125,178
Ratios to average net assets:
Net expenses	1.15%	1.17%	1.13%	1.14%	1.18%
Gross expenses	1.16%	1.17%	1.13%	1.14%	1.18%
Net investment income (loss)	3.63%	4.08%	4.94%	2.97%	2.28%
Portfolio turnover rate	23%	25%	25%	35%	27%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The accompanying notes are an integral part of these financial statements.

54   Annual Financial Statements

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24		12/31/23	12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$11.98		$11.44	$14.72	$13.53	$13.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	*	0.22 *	0.19	0.12	0.10
Net realized and unrealized gain (loss)	0.82		0.97	(2.72)	1.48	— (b)
Total from investment operations	1.03		1.19	(2.53)	1.60	0.10
Less distributions from:
Net investment income	—		—	(0.01)	(0.41)	(0.08)
Net realized gains	—		(0.65)	(0.74)	—	(0.14)
Total distributions	—		(0.65)	(0.75)	(0.41)	(0.22)
Net asset value, end of period	$13.01		$11.98	$11.44	$14.72	$13.53
Total Return (c)	8.60	%*	10.81%*	–17.38%	11.94%	0.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$218,342		$246,170	$263,766	$343,765	$354,856
Ratios to average net assets :
Net expenses	1.05%		1.05%	1.05%	1.05%	1.05%
Gross expenses	1.21%		1.24%	1.19%	1.20%	1.22%
Net investment income (loss)	1.65	%*	1.88%*	1.55%	0.82%	0.75%
Portfolio turnover rate	63%		92%	87%	75%	177%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   55

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24		12/31/23	12/31/22	12/31/21	12/31/20
Investor Shares
Net asset value, beginning of period	$12.03		$11.46	$14.75	$13.53	$13.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23	*	0.24 *	0.21	0.14	0.12
Net realized and unrealized gain (loss)	0.81		0.98	(2.73)	1.49	— (b)
Total from investment operations	1.04		1.22	(2.52)	1.63	0.12
Less distributions from:
Net investment income	—		—	(0.03)	(0.41)	(0.10)
Net realized gains	—		(0.65)	(0.74)	—	(0.14)
Total distributions	—		(0.65)	(0.77)	(0.41)	(0.24)
Net asset value, end of period	$13.07		$12.03	$11.46	$14.75	$13.53
Total Return (c)	8.65	%*	11.06%*	–17.28%	12.16%	0.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$901		$810	$567	$543	$199
Ratios to average net assets:
Net expenses	0.90%		0.90%	0.90%	0.90%	0.90%
Gross expenses	1.52%		1.81%	1.88%	2.21%	4.14%
Net investment income (loss)	1.80	%*	2.03%*	1.73%	0.95%	0.93%
Portfolio turnover rate	63%		92%	87%	75%	177%

The accompanying notes are an integral part of these financial statements.

56   Annual Financial Statements

*	There was no impact and less than $0.01 impact on the net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023, respectively. There was less than 0.005% and 0.01% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   57

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Service Shares
Net asset value, beginning of period	$9.09	$7.95	$11.00	$10.62	$10.37
Income (Loss) from investment operations:
Net investment income (loss)	0.17 *	0.15 *	0.16 *	0.31 *	0.11
Net realized and unrealized gain (loss)	0.35	1.10	(1.80)	0.31	0.68
Total from investment operations	0.52	1.25	(1.64)	0.62	0.79
Less distributions from:
Net investment income	(0.28)	(0.11)	(0.35)	(0.11)	(0.22)
Net realized gains	(0.02)	—	(1.06)	(0.13)	(0.32)
Total distributions	(0.30)	(0.11)	(1.41)	(0.24)	(0.54)
Net asset value, end of period	$9.31	$9.09	$7.95	$11.00	$10.62
Total Return (a)	5.63%*	15.88%*	–15.01%*	5.83%*	8.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,905	$114,495	$110,768	$139,609	$145,576
Ratios to average net assets:
Net expenses	1.09%	1.21%	1.11%	1.10%	1.17%
Gross expenses	1.20%	1.32%	1.19%	1.18%	1.27%
Net investment income (loss)	1.54%*	1.71%*	1.62%*	2.73%*	0.88%
Portfolio turnover rate	39%	41%	31%	37%	33%

The accompanying notes are an integral part of these financial statements.

58   Annual Financial Statements

*	Includes $0.01, $0.02, $0.03 and $0.03 for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively, of refunds received as a result of European Union dividend withholding tax reclaims filings. There was a 0.12%, 0.26%, 0.32% and 0.29% impact on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.09%, 0.18%, 0.30% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   59

LAZARD RETIREMENT US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*
Service Shares
Net asset value, beginning of period	$13.50	$12.27	$19.47	$16.27	$16.46
Income (Loss) from investment operations:
Net investment income (loss)	(0.04)	— (a)	(0.01)	(0.03)	0.03
Net realized and unrealized gain (loss)	1.52	1.23	(2.64)	3.26	0.87
Total from investment operations	1.48	1.23	(2.65)	3.23	0.90
Less distributions from:
Net investment income	—	—	—	(0.01)	(0.03)
Net realized gains	(0.52)	—	(4.55)	(0.02)	(1.06)
Total distributions	(0.52)	—	(4.55)	(0.03)	(1.09)
Net asset value, end of period	$14.46	$13.50	$12.27	$19.47	$16.27
Total Return (b)	11.12%	10.02%	–15.52%	19.87%	6.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,383	$41,643	$38,185	$51,622	$51,291
Ratios to average net assets:
Net expenses	1.12%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.35%	1.38%	1.32%	1.29%	1.33%
Net investment income (loss)	–0.28%	0.04%	–0.07%	–0.17%	0.15%
Portfolio turnover rate	98%	63%	34%	61%	71%

The accompanying notes are an integral part of these financial statements.

60   Annual Financial Statements

*	On December 4, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to December 4, 2020 has been adjusted to reflect the reverse share split.
(a)	Amount is less than $0.01 per share.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   61

Lazard Retirement Series, Inc. Notes to Financial Statements

December 31, 2024

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of twenty-one no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Currently only the following four Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio (“Emerging Markets Equity Portfolio”), Lazard Retirement Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset Portfolio”), Lazard Retirement International Equity Portfolio (“International Equity Portfolio”), and Lazard Retirement US Small Cap Equity Select Portfolio (“US Small Cap Equity Select Portfolio”). Each of the other seventeen Portfolios had not commenced operations as of December 31, 2024. Effective January 31, 2006, the Fund designated its existing class of shares as Service Shares and commenced offering Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to, and expenses borne by, each class of shares. As of December 31, 2024, only the Emerging Markets Equity and Global Dynamic Multi-Asset Portfolios had issued Investor Shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946.The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are

62   Annual Financial Statements

valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

Annual Financial Statements    63

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

64   Annual Financial Statements

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statement of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency

Annual Financial Statements   65

gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the year ended December 31, 2024, the Global Dynamic Multi-Asset Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2024, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Emerging Markets Equity	$(10,237,373)	$(3,804,905)

During the year ended December 31, 2024, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Emerging Markets Equity	$16,164,241
Global Dynamic Multi-Asset	12,779,292

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2024, the Portfolios had no such losses to defer.

66   Annual Financial Statements

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity	$264,497,589	$61,378,673	$30,948,409	$30,430,264
Global Dynamic Multi-Asset	193,314,365	33,349,011	8,287,522	25,061,489
International Equity	90,394,567	16,725,933	7,444,328	9,281,605
US Small Cap Equity Select	37,970,251	5,825,436	3,338,321	2,487,115

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends, if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing

Annual Financial Statements   67

treatments of foreign currency transactions, certain expenses, currency straddles, wash sales, forward contracts being marked to market, net operating losses, passive foreign investment companies, distribution redesignations, capital loss carryforwards, equalization, foreign bond bifurcation, return of capital distributions, premium amortization, non-deductible organization expenses and distributions from real estate investment trusts.

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts as follows:

Portfolio	Paid in Capital	Distributable Earnings (Accumulated Loss)
Emerging Markets Equity	$840,993	$(840,993)
Global Dynamic Multi-Asset	226,048	(226,048)
International Equity	717,575	(717,575)
US Small Cap Equity Select	264,033	(264,033)

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2024	2023	2024	2023
Emerging Markets Equity	$10,762,645	$15,319,031	$—	$—
Global Dynamic Multi-Asset	—	—	—	13,647,484
International Equity	3,142,597	1,474,339	254,303	—
US Small Cap Equity Select	—	—	1,471,884	—

At December 31, 2024, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary Income (Deferred Ordinary Losses)	Undistributed Long-Term Capital Gain (Deferred Capital Losses)	Net Unrealized Appreciation (Depreciation) Including Foreign Currency
Emerging Markets Equity	$9,671,422	$(14,042,278)	$29,930,439
Global Dynamic Multi-Asset	3,027,934	4,889,144	25,019,742
International Equity	2,923,549	3,672,204	9,262,999
US Small Cap Equity Select	2,133,628	2,602,682	2,487,115

68   Annual Financial Statements

(f) Allocation of Expenses—Expenses common to the Fund, The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Service Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the

Annual Financial Statements   69

Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objective(s), policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Emerging Markets Equity	1.00%
Global Dynamic Multi-Asset (a)	0.75
International Equity	0.75
US Small Cap Equity Select	0.75
(a)	From January 1, 2024 to June 28, 2024, annual rate was 0.80%.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2025 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Service Shares	Investor Shares
Emerging Markets Equity (a)	1.40%	1.15%
Global Dynamic Multi-Asset (b)	1.05	0.90
International Equity	1.10	N/A
US Small Cap Equity Select (c)	1.10	N/A
(a)	From January 1, 2024 to June 28, 2024, annual rates were 1.45% and 1.20%, respectively.
(b)	This agreement will continue in effect until May 1, 2034 for Investor Shares.
(c)	From January 1, 2024 to June 28, 2024, annual rate for Service Shares was 1.15%.

70   Annual Financial Statements

During the year ended December 31, 2024, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Emerging Markets Equity	$ 16,888	$ —	$8,161	$ —
Global Dynamic Multi-Asset	383,436	—	5,577	—
International Equity	122,848	—	N/A	N/A
US Small Cap Equity Select	93,593	—	N/A	N/A

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for certain distribution activities and providing services to holders of the Portfolio’s Service Shares. The Distributor may make payments to participating insurance companies or to other third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

Annual Financial Statements   71

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation in 2024 for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $252,500, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. Effective January 1, 2025, the annual compensation for each Independent Director that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $258,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statement of Operations of each Portfolio shows the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the year ended December 31, 2024 were as follows:

Portfolio	Purchases	Sales
Emerging Markets Equity	$70,187,213	$107,997,113
Global Dynamic Multi-Asset	142,653,697	187,332,239
International Equity	42,846,699	59,247,575
US Small Cap Equity Select	40,019,197	45,400,641

72   Annual Financial Statements

	US Treasury Securities
Portfolio	Purchases	Sales
Global Dynamic Multi-Asset	$3,821,302	$2,870,835

For the year ended December 31, 2024, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults,

Annual Financial Statements   73

government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have

74   Annual Financial Statements

historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

Annual Financial Statements   75

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their

76   Annual Financial Statements

stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(f) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities,

Annual Financial Statements   77

correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(g) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only a Portfolio’s management fees and operating expenses, but also a Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which a Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

78   Annual Financial Statements

(i) Sector Risk—Implementation of certain Portfolios’ investment strategy may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, such as companies in the financials sector, and a Portfolio would be expected to be affected by developments in that sector. Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Annual Financial Statements   79

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

80   Annual Financial Statements

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2024:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$8,956,379	$19,985,380	$—	$28,941,759
Chile	1,636,855	—	—	1,636,855
China	14,937,792	70,499,347	—	85,437,139
Egypt	400,943	1,903,069	—	2,304,012
Greece	—	8,249,133	—	8,249,133
Hong Kong	—	2,171,385	—	2,171,385
Hungary	—	9,895,092	—	9,895,092
India	—	14,096,502	—	14,096,502
Indonesia	4,053,987	9,040,870	—	13,094,857
Mexico	20,153,899	—	—	20,153,899
Peru	2,316,798	—	—	2,316,798
Russia	—	—	2	2
South Africa	—	24,053,403	—	24,053,403
South Korea	—	27,868,075	—	27,868,075
Taiwan	—	37,308,184	—	37,308,184
Thailand	—	5,229,408	—	5,229,408
Turkey	—	2,576,721	—	2,576,721
United Kingdom	—	4,255,031	—	4,255,031
United States	2,213,790	—	—	2,213,790
Short-Term Investments	3,126,099	—	—	3,126,099
Total	$57,796,542	$237,131,600	$2	$294,928,144

Annual Financial Statements   81

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks*
Australia	$236,879	$1,407,025	$—	$1,643,904
Bermuda	489,692	—	—	489,692
Brazil	88,423	—	—	88,423
Burkina Faso	115,302	—	—	115,302
Canada	4,991,254	—	—	4,991,254
China	324,038	215,997	—	540,035
Denmark	164,021	382,711	—	546,732
Finland	186,785	—	—	186,785
France	882,501	1,622,374	—	2,504,875
Germany	—	662,829	—	662,829
Hong Kong	507,108	531,914	—	1,039,022
Ireland	856,905	97,376	—	954,281
Israel	—	130,024	—	130,024
Italy	—	1,197,503	—	1,197,503
Japan	938,550	7,268,786	—	8,207,336
Mexico	—	78,498	—	78,498
Netherlands	963,013	826,478	—	1,789,491
Norway	—	132,734	—	132,734
Portugal	—	85,327	—	85,327
Singapore	96,021	429,859	—	525,880
Spain	291,962	1,036,166	—	1,328,128
Sweden	424,077	184,153	—	608,230
Switzerland	484,464	2,426,728	—	2,911,192
Thailand	72,340	—	—	72,340
United Kingdom	2,238,041	2,383,449	—	4,621,490
United States	93,961,736	2,935,897	—	96,897,633
Corporate Bonds*	—	24,997,447	—	24,997,447
Exchange-Traded Funds	2,879,860	—	—	2,879,860
Foreign Government Obligations*	—	36,826,524	—	36,826,524
Quasi Government Bonds*	—	2,302,875	—	2,302,875
Supranational Bonds	—	8,610,756	—	8,610,756
U.S. Municipal Bonds	—	1,783,743	—	1,783,743
U.S. Treasury Securities	—	6,630,645	—	6,630,645
Warrants	—	—	0.0	—
Short-Term Investments	1,928,990	—	—	1,928,990
Other Financial Instruments†
Forward Currency Contracts	—	1,178,618	—	1,178,618
Total	$113,121,962	$106,366,436	$—	$219,488,398
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(1,299,591)	$—	$(1,299,591)

82   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
International Equity Portfolio
Common Stocks*
Australia	$—	$1,291,114	$—	$1,291,114
Belgium	—	1,276,425	—	1,276,425
Canada	3,238,103	—	—	3,238,103
China	—	3,450,813	—	3,450,813
Finland	—	2,126,805	—	2,126,805
France	—	10,881,852	—	10,881,852
Germany	—	10,480,850	—	10,480,850
Greece	—	1,436,981	—	1,436,981
Hong Kong	—	3,014,392	—	3,014,392
Israel	1,202,982	—	—	1,202,982
Italy	1,578,655	1,218,177	—	2,796,832
Japan	—	20,846,137	—	20,846,137
Mexico	854,131	—	—	854,131
Netherlands	—	1,353,704	—	1,353,704
Singapore	—	1,503,221	—	1,503,221
South Korea	—	796,006	—	796,006
Spain	—	2,210,255	—	2,210,255
Sweden	—	1,917,227	—	1,917,227
Switzerland	—	3,037,284	—	3,037,284
Taiwan	1,410,869	—	—	1,410,869
United Kingdom	—	14,510,725	—	14,510,725
United States	4,782,129	2,766,310	—	7,548,439
Preferred Stocks*
Brazil	—	1,267,784	—	1,267,784
Germany	—	994,108	—	994,108
Short-Term Investments	229,074	—	—	229,074
Total	$13,295,943	$86,380,170	$—	$99,676,113

US Small Cap Equity Select Portfolio
Common Stocks*	$40,086,595	$—	$—	$40,086,595
Short-Term Investments	370,771	—	—	370,771
Total	$40,457,366	$—	$—	$40,457,366

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Annual Financial Statements   83

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

9. Derivative Instruments

The Global Dynamic Multi-Asset Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the year ended December 31, 2024, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$33,500,000
Average amounts sold	$33,200,000

84   Annual Financial Statements

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024:

Assets—Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$1,178,618

Liabilities—Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$1,299,591

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(373,672)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$136,701

None of the other Portfolios traded in derivative instruments during the year ended December 31, 2024.

As of December 31, 2024, the Global Dynamic Multi-Asset Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of December 31, 2024:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$1,178,618	$—	$1,178,618

Annual Financial Statements   85

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received(a)	Net Amounts of Derivative Assets
Citibank N.A.	$144,673	$(144,673)	$—	$—
HSBC Bank USA N.A.	405,256	(405,256)	—	—
JPMorgan Chase Bank N.A.	433,155	(173,415)	(259,740)	—
Morgan Stanley & Co.	169,474	(62,445)	—	107,029
State Street Bank & Trust Co.	26,060	(7,796)	—	18,264
Total	$1,178,618	$(793,585)	$(259,740)	$125,293

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$1,299,591	$—	$1,299,591

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amounts of Derivative Liabilities
Citibank N.A.	$392,030	$(144,673)	$—	$247,357
HSBC Bank USA N.A.	663,905	(405,256)	—	258,649
JPMorgan Chase Bank N.A.	173,415	(173,415)	—	—
Morgan Stanley & Co.	62,445	(62,445)	—	—
State Street Bank & Trust Co.	7,796	(7,796)	—	—
Total	$1,299,591	$(793,585)	$—	$506,006

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

10. Segment Reporting

During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize

86   Annual Financial Statements

revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

11. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Annual Financial Statements   87

Lazard Retirement Series, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lazard Retirement Series, Inc. and Shareholders of Lazard Retirement Emerging Markets Equity Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio, Lazard Retirement International Equity Portfolio, and Lazard Retirement US Small Cap Equity Select Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lazard Retirement Series, Inc. comprising Lazard Retirement Emerging Markets Equity Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio, Lazard Retirement International Equity Portfolio, and Lazard Retirement US Small Cap Equity Select Portfolio (collectively the “Portfolios”), including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios listed above as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

88   Annual Financial Statements

We conducted our audits in accordance with the standards of the PCAOB.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York
February 13, 2025

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

Annual Financial Statements   89

Lazard Retirement Series, Inc. Tax and Other Information (unaudited)

Tax Information

Year Ended December 31, 2024

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2024:

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage
Emerging Markets Equity	90.30%
Global Dynamic Multi-Asset	—
International Equity	95.77
US Small Cap Equity Select	—

Of the dividends paid by the Portfolios, no dividends qualify for the dividends received deduction available to corporate shareholders.

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to US nonresident shareholders.

The Portfolios intend to pass through to shareholders foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

Portfolio	Foreign Source Income	Foreign Tax Paid/Credit
Emerging Markets Equity	$16,653,763	$1,996,576
Global Dynamic Multi-Asset	—	—
International Equity	3,057,967	302,808
US Small Cap Equity Select	—	—

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains
Emerging Markets Equity	$—
Global Dynamic Multi-Asset	—
International Equity	254,303
US Small Cap Equity Select	1,471,884

90   Annual Financial Statements

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Annual Financial Statements   91

Lazard Retirement Series, Inc. Additional Information

Changes in Disagreement with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

This information is not applicable for the reporting period.

92   Annual Financial Statements

Lazard Retirement Series, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS010

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) See Item 2.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: March 6, 2025

By /s/ Christina Kennedy

Christina Kennedy

Chief Financial Officer and Treasurer

Date: March 6, 2025